                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-21219
                                                      ---------

                   Eaton Vance Insured Municipal Bond Fund II
                   ------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-21217
                                                      ---------

              Eaton Vance Insured California II Municipal Bond Fund
              -----------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-21222
                                                      ---------

                 Eaton Vance Insured Florida Municipal Bond Fund
                 -----------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-21225
                                                      ---------

              Eaton Vance Insured Massachusetts Municipal Bond Fund
              -----------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-21224
                                                      ---------

                Eaton Vance Insured Michigan Municipal Bond Fund
                ------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-21229
                                                      ---------

               Eaton Vance Insured New Jersey Municipal Bond Fund
               --------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-21218
                                                      ---------

               Eaton Vance Insured New York Municipal Bond Fund II
               ---------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-21226
                                                      ---------

                  Eaton Vance Insured Ohio Municipal Bond Fund
                  --------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-21227
                                                      ---------

              Eaton Vance Insured Pennsylvania Municipal Bond Fund
              ----------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT MARCH 31, 2004

EATON VANCE INSURED MUNICIPAL BOND FUNDS

CLOSED-END FUNDS:

INSURED MUNICIPAL II

INSURED CALIFORNIA II

INSURED FLORIDA

INSURED MASSACHUSETTS

INSURED MICHIGAN

INSURED NEW JERSEY

INSURED NEW YORK II

INSURED OHIO

INSURED PENNSYLVANIA

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of March 31, 2004

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

Amid the market volatility of recent years, many investors have become more concerned with risk management. That trend has been especially true in the municipal bond market, where the use of bond insurance has become increasingly common. Today, roughly half of all municipal bond issuance is composed of insured bonds. As part of our continuing educational series, we thought it might be helpful to discuss bond insurance and its impact on the municipal market.

THE USE OF BOND INSURANCE HAS GROWN DRAMATICALLY OVER THE YEARS...

Municipal bond insurance was initially developed in 1971, when AMBAC Assurance Corp., the nation's first municipal insurer, offered insurance as a way to guarantee principal and interest payments on bond issues in the event of a bond default. Over the following three decades, the municipal market has witnessed a surge in the use of insurance. For example, in 1980, just 3% of all municipal issuance was insured. However, by late 2003, that figure had risen to roughly 50%. Insurance has clear benefits for purchasers: the elimination of default risk of the underlying issuer, AAA quality ratings and an enhancement of an issue's liquidity. (It's important to note that, while insured bonds are insured as to principal and interest payments, they still remain subject to interest rate and market risks.)

THE MECHANICS OF MUNICIPAL BOND INSURANCE...

We start with the underlying reality that an issuer with a AAA credit rating will pay less in interest expense than an issuer with a lower credit rating. Thus, an issuer must first determine whether purchasing insurance is financially feasible. That is, will the interest savings offset the cost of insurance? If so, the issuer must then qualify for insurance. Just as an individual must qualify for insurance, so must a bond issuer meet certain criteria. The issuer provides key financial data and documents to potential insurers that are then used to assess the issuer's financial strength and underlying fundamentals. If the issuer qualifies, insurance is then effected by "direct purchase," with the payment of a one-time premium by the issuer. The premium fee is calculated as a percentage of the value of the bond issue - typically, around 50 basis points (0.50%), but more if the credit entails higher risk. (An alternative method of purchase involves "elective bidding," in which the insurance is purchased by bond dealers, who determine at the time the bond is sold whether it is more attractive as an insured or uninsured bond.)

IN-DEPTH CREDIT ANALYSIS INCLUDES INSURERS AS WELL AS BOND ISSUERS...

When analyzing municipal bonds, an investor naturally researches the issuer's fundamentals. However, if the bond is insured, the analyst is concerned with the soundness of the insurer as well. At Eaton Vance, analysis of the insured segment is an integral part of our total municipal research effort. Research includes, among other areas, analysis of an insurer's claims-paying ability, its capital structure and the overall quality of its portfolio of policies. Based on claims-paying ability, there are currently six bond insurers rated AAA by Moody's Investors Service, Standard & Poor's and Fitch Ratings - the nation's leading rating agencies.

INSURERS CAN PLAY A VALUABLE ROLE IN STRUCTURING BOND DEALS AND IMPROVING CREDIT QUALITY...

Insurers play an important role in capital formation for municipal borrowers, working closely with municipal officials to forge deals that raise capital for vital projects at affordable interest rates. In so doing, the insurers can help states and municipalities achieve more efficient fiscal management. Insurers often re-structure bond deals by insisting on provisions that are intended to make the deal more secure. That has proved a major benefit to investors in recent years. In a more risk-conscious climate, we believe that an ongoing analysis of the insured market is a necessary discipline to invest successfully in today's municipal market.

Sincerely,

/s/ Thomas J. Fetter

Thomas J. Fetter
President
May 10, 2004

SHARES OF THE FUNDS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of March 31, 2004

MARKET RECAP

U.S. economic activity continued to make progress in the six months ended March 31, 2004, although the pace of the recovery was a topic of strong debate. Businesses increased capital spending, reinvesting in plants and equipment. Meanwhile, consumer spending remained very resilient, despite deepening concerns over the continuing conflict in Iraq, slow job growth and sharply rising gasoline prices. However, the investment climate remained generally positive and, against this backdrop, the bond market generated solid returns during the period.

THE CONSTRUCTION AND BUSINESS SERVICE SECTORS WERE AMONG THE LEADERS IN JOB GROWTH...

Construction employment, while subject to seasonal fluctuations, contributed strongly to the economy. Gains were also seen in the service sector, where business services, health care, education, retailing and leisure showed strength. Interestingly, temporary employment agencies reported some weakness, suggesting that employers may be increasingly inclined to begin hiring permanent employees. The manufacturing sector remained lackluster. However, hopes rose that recent trends showing less deterioration might mark an end to the relentless job losses dating to 2000.

WHILE KEEPING INTEREST RATES AT A RECORD LOW, THE FEDERAL RESERVE CONTINUED TO MONITOR THE ECONOMY CLOSELY FOR INFLATION...

The nation's Gross Domestic Product grew by 4.2% in the first quarter of 2004, following a 4.1% rise in the fourth quarter of 2003. While the data suggested a sound overall economy, the the slow pace of job creation remained a concern. The nation's unemployment rate was 5.7% in March 2004, down just 0.1% from 5.8% a year earlier. Recent labor market data have been unusually volatile. The Federal Reserve is likely to keep a close eye on future jobs reports - as well as prices of key commodities and consumer goods - for signs of a return of inflation. Late in the period, inflation appeared to be edging somewhat higher, especially energy, transportation and clothing costs. Nevertheless, through March, the Federal Reserve held its Federal Funds rate - a key short-term interest rate barometer - at 1.00%, where it has stood since June 2003.

MUNICIPAL BOND YIELDS NEARLY EQUALLED TREASURY YIELDS

[CHART]

30-Year AAA-rated
General Obligation (GO) Bonds*            4.75%

Taxable equivalent yield
in 35.0% tax bracket                      7.31%

30-Year Treasury Bond                     4.77%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yield. Statistics as of March 31, 2004.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

The municipal bond market performed generally in line with the Treasury market during the six-month period ended March 31, 2004. Ten-year Treasury bond yields
- which were around 3.93% at September 30, 2003 - declined to 3.83% by March 31, 2004, while 10-year municipal yields fell from 3.76% to 3.64%. The Lehman Brothers Municipal Bond Index posted a total return of 3.12% for the six months ended March 31, 2004.*

STATE TAX RATES ROSE AGAIN IN 2003, INCREASING THE BURDEN ON STATE TAXPAYERS...

While federal taxes declined, state taxes rose significantly in 2002 and 2003, according to the Tax Foundation. Over the past decade, the fastest growing category of state tax collections was individual income taxes, which rose at an average annual rate of 7.7%. That trend has left taxpayers with a larger state tax bill and made a strong case for municipal bonds as one of the few remaining ways to pare one's tax burden. Thus, we continue to believe that municipal bonds remain a worthwhile consideration for tax-conscious investors.

  * It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE INSURED MUNICIPAL BOND FUND II as of March 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- While some measures suggested the U.S. economy was slowly recovering, job growth remained sluggish. The nation's manufacturing sector continued to shed jobs, while global outsourcing took an increasing toll on the technology and service sectors. The nation's jobless rate was 5.7% in March 2004, down from 5.8% a year ago.

- Insured* transportation bonds constituted the Fund's largest sector weighting at March 31, 2004. The Fund's holdings were well diversified by geographic region and by project type. Investments included projects for rapid transit, toll bridges, highways, a monorail and an urban skywalk.

- Insured* general obligation bonds (GOs) were notable investments for the Fund. These issues represented high quality at a time when revenues for industrial and economically-sensitive issuers were less certain.

- Insured* water and sewer issuers were large investments. Large population growth in selected areas, such as Atlanta, has escalated the pace of residential building, increasing the need for water and wastewater improvements. That trend has resulted in additional opportunities within this sector.

- The Fund made structural changes, as necessary, to adjust to changing market conditions. Management maintained a well-diversified investment mix, emphasizing diversification according to sector, issuer and coupon.

FUND STATISTICS(1)

- Number of Issues:                     55
- Effective Maturity:                   11.1 years
- Average Rating:                       AAA
- Average Call:                         10.8 years
- Average Dollar Price:                 $94.94

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 15.34% for the six months ended March 31, 2004. That return was the result of an increase in share price to $15.45 on March 31, 2004 from $14.00 on September 30, 2003, and the reinvestment of $0.500 in regular monthly dividends and $0.158 in capital gain distributions.(3)

- Based on net asset value, the Fund had a total return of 4.02% for the six months ended March 31, 2004. That return was the result of a decrease in net asset value to $14.72 on March 31, 2004 from $14.79 on September 30, 2003, and the reinvestment of all distributions.(3)

- Based on the most recent dividend and a share price of $15.45, the Fund had a market yield of 6.48% at March 31, 2004.(4) The Fund's market yield is equivalent to a taxable yield of 9.97%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

Non-Rated      1.0%
A              3.0%
A              4.7%
AA             5.8%
AAA           85.5%

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One year                          16.70%
Life of Fund (11/29/02)           13.45

Average Annual Total Returns (by net asset value)

One year                           7.79%
Life of Fund (11/29/02)            9.42

(1)  FUND STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(3)  A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME
     TAX.
(4) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 35.00% FEDERAL INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS DUE TO CHANGES IN MARKET CONDITIONS.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND II as of March 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- The California economy saw stagnant job growth in 2003, as the manufacturing, government, information and entertainment sectors struggled. Construction, financial services, leisure, tourism and selected service sectors led the way in job creation. The state's March 2004 jobless rate was 6.5%, down from 6.8% a year ago.

- Against the backdrop of a slow-to-recover state economy, insured* general obligation bonds were the Fund's largest sector weightings at March 31, 2004. In a slow economy, insured* bonds provided an extra measure of security against the possibility of declining municipal or state revenues.

- Insured* lease revenue/certificates of participation (COPs) were large investments for the Fund. Through COPs, communities are able to finance their needs in a flexible and cost-effective manner.

- Insured* special assessment revenue bonds provided an attractive income stream. These issues provide California communities flexibility in financing a wide variety of public initiatives and infrastructure-related projects.

- With continued low interest rates, management continued to emphasize coupon structure and call features, as market conditions dictated. Coupon structure and call features can have a significant influence on the Fund's performance.

FUND STATISTICS(1)

- Number of Issues:                  42
- Effective Maturity:                8.7 years
- Average Rating:                    AAA
- Average Call:                      8.2 years
- Average Dollar Price:              $98.12

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 12.37% for the six months ended March 31, 2004. That return was the result of an increase in share price to $14.96 on March 31, 2004 from $13.80 on September 30, 2003, and the reinvestment of $0.474 in regular monthly dividends and $0.060 in capital gain distributions.(3)

- Based on net asset value, the Fund had a total return of 6.86% for the six months ended March 31, 2004. That return was the result of an increase in net asset value to $15.01 on March 31, 2004 from $14.56 on September 30, 2003, and the reinvestment of all distributions.(3)

- Based on the most recent dividend and a share price of $14.96, the Fund had a market yield of 6.34% at March 31, 2004.(4) The Fund's market yield is equivalent to a taxable yield of 10.75%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

BBB             1.9%
A               1.7%
AA              2.8%
AAA            93.6%

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One year                          14.76%
Life of Fund (11/29/02)            9.95

Average Annual Total Returns (by net asset value)

One year                           9.86%
Life of Fund (11/29/02)           10.23

(1)  FUND STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(3)  A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME
     TAX.
(4) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 41.05% FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS DUE TO CHANGES IN MARKET CONDITIONS.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

EATON VANCE INSURED FLORIDA MUNICIPAL BOND FUND as of March 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- While Florida's economy registered only modest job growth in late 2003 and early 2004, it nonetheless managed to outpace the nation as a whole. The state's key tourism sector and its construction sector - fueled by a surging housing market - have been the primary drivers of job growth. The state's jobless rate was 4.8% in March 2004, down from 5.3% a year ago.

- Insured* special tax revenue bonds were the Fund's largest sector weighting at March 31, 2004. These bonds are secured by the levy of special assessments by local governments, and helped defray costs on improvements or infrastructures that benefited local property owners.

- Management also found opportunities in non-sector-specific bonds. These insured* miscellaneous bonds included issues for a variety of tourism, housing, transportation and entertainment-related projects for communities throughout Florida.

- The Fund remained selective within the hospital sector. With the industry facing the pressure of strict Medicare reimbursement, the Fund focused on insured* issues of institutions management believes have superior management and a solid market share.

- Management emphasized diversification by issuer, sector and coupon. Selected insured* Puerto Rico bonds added further flexibility in this regard and included general obligations, electric utilities, lease revenue, transportation and special tax revenue bonds.

FUND STATISTICS(1)

- Number of Issues:                  44
- Effective Maturity:                10.7 years
- Average Rating:                    AAA
- Average Call:                      10.0 years
- Average Dollar Price:              $102.08

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 11.20% for the six months ended March 31, 2004. That return was the result of an increase in share price to $15.11 on March 31, 2004 from $14.10 on September 30, 2003, and the reinvestment of $0.465 in regular monthly dividends and $0.080 in capital gain distributions.(3)

- Based on net asset value, the Fund had a total return of 6.83% for the six months ended March 31, 2004. That return was the result of an increase in net asset value to $14.98 on March 31, 2004 from $14.55 on September 30, 2003, and the reinvestment of all distributions.(3)

- Based on the most recent dividend and a share price of $15.11, the Fund had a market yield of 6.15% at March 31, 2004.(4) The Fund's market yield is equivalent to a taxable yield of 9.46%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

A            1.8%
AA           5.2%
AAA         93.0%

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One year                             10.37%
Life of Fund (11/29/02)              10.72

Average Annual Total Returns (by net asset value)

One year                             9.50%
Life of Fund (11/29/02)             10.01

(1)  FUND STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(3) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INTANGIBLES TAX.
(4) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 35.00% FEDERAL INCOME AND STATE INTANGIBLES TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS DUE TO CHANGES IN MARKET CONDITIONS.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

EATON VANCE INSURED MASSACHUSETTS MUNICIPAL BOND FUND as of March 31, 2004

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- The Massachusetts economy has bounced back somewhat from the severe job declines suffered following the 2001 recession. However, employment in the technology and finance sectors, which drove the Commonwealth's economy in the previous decade, remained well below its pre-recession peak. The state's March 2004 jobless rate was 5.1%, down from 5.9% a year ago.

- Insured* private education bonds remained the Fund's largest weighting at March 31, 2004. Management was able to take advantage of fairly active new issuance of education issues. The Fund's investments included some of the Commonwealth's most renowned colleges and universities.

- Insured* general obligation bonds (GOs) were a significant investment. With some communities facing revenue shortfalls, the risk of downgrades has risen commensurately. Insured* GOs represented high quality and a partial refuge from those pressures.

- Insured* lease revenue/certificates of participation remained large investments for the Fund. These agreements provide combined financing for communities, affording them a flexible and cost-effective funding source for joint borrowers.

- The Fund took advantage of strong retail demand as an opportunity to sell premium coupon bonds in favor of current coupon issues. Management continued to emphasize diversification according to issuer, sector and insurer.

FUND STATISTICS(1)

- Number of Issues:                  34
- Effective Maturity:                9.8 years
- Average Rating:                    AAA
- Average Call:                      9.5 years
- Average Dollar Price:              $101.14

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 16.24% for the six months ended March 31, 2004. That return was the result of an increase in share price to $16.03 on March 31, 2004 from $14.45 on September 30, 2003, and the reinvestment of $0.474 in regular monthly dividends and $0.225 in capital gain distributions.(3)

- Based on net asset value, the Fund had a total return of 6.56% for the six months ended March 31, 2004. That return was the result of an increase in net asset value to $14.92 on March 31, 2004 from $14.67 on September 30, 2003, and the reinvestment of all distributions.(3)

- Based on the most recent dividend and a share price of $16.03, the Fund had a market yield of 5.91% at March 31, 2004.(4) The Fund's market yield is equivalent to a taxable yield of 9.60%.(5)

[CHART]

RATING DISTRIBUTION(1)

By total investments

BBB        2.7%
A          1.9%
AA         7.7%
AAA       87.7%

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One year                             13.92%
Life of Fund (11/29/02)              16.53

Average Annual Total Returns (by net asset value)

One year                             10.23%
Life of Fund (11/29/02)              10.46

(1)  FUND STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(3)  A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME
     TAX.
(4) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 38.45% FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS DUE TO CHANGES IN MARKET CONDITIONS.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

EATON VANCE INSURED MICHIGAN MUNICIPAL BOND FUND as of March 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- The Michigan economy continued to see signs of weakness in early 2004, as manufacturing remained in a slump. Major automakers reported that automobile production levels in early 2004 were below those of 2003. The construction sector was mixed, with residential much stronger than the commercial segment. The state's March 2004 jobless rate was 6.9%, down from 7.0% a year ago.

- Insured* general obligation bonds (GOs) were the Fund's largest sector weighting at March 31, 2004. The Fund's holdings were represented by larger urban issuers and small towns alike, and included issues for school districts and building authorities.

- As elsewhere in the nation, the Michigan hospital industry remains under the pressure of strict Medicare reimbursement. Hospital issues constituted a significant investment, with the focus on hospital finance authority issues that funded the acquisition, construction and improvement of well-situated acute care facilities.

- The Fund took advantage of opportunities in insured* special tax revenue bonds. The Fund's investments included projects for building development programs, as well as an issue supporting hotel construction at Detroit's Metropolitan Airport.

- Amid continued low interest rates, management continued to adjust coupon structure and monitor call characteristics. Coupons and call features can impact the Fund's performance as interest rates change.

FUND STATISTICS(1)

- Number of Issues:                  33
- Effective Maturity:                9.9 years
- Average Rating:                    AAA
- Average Call:                      9.4 years
- Average Dollar Price:              $96.74

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 17.06% for the six months ended March 31, 2004. That return was the result of an increase in share price to $16.35 on March 31, 2004 from $14.41 on September 30, 2003, and the reinvestment of $0.474 in regular monthly dividends.(3)

- Based on net asset value, the Fund had a total return of 6.16% for the six months ended March 31, 2004. That return was the result of an increase in net asset value to $14.94 on March 31, 2004 from $14.52 on September 30, 2003, and the reinvestment of all distributions.(3)

- Based on the most recent dividend and a share price of $16.35, the Fund had a market yield of 5.80% at March 31, 2004.(4) The Fund's market yield is equivalent to a taxable yield of 9.29%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

A         13.7%
AA         4.4%
AAA       81.9%

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One year                             15.32%
Life of Fund (11/29/02)              16.91

Average Annual Total Returns (by net asset value)

One year                             8.62%
Life of Fund (11/29/02)              9.30

(1)  FUND STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(3)  A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME
     TAX.
(4) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 37.60% FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS DUE TO CHANGES IN MARKET CONDITIONS.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

EATON VANCE INSURED NEW JERSEY MUNICIPAL BOND FUND as of March 31, 2004

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- New Jersey's economy continued to produce jobs faster than the nation as a whole. Among the state's stronger sectors were education, health care, retail, government, and professional and business services, while information, utilities and transportation lagged. The state's March 2004 jobless rate was 5.2%, down from 6.1% a year ago.

- Insured* public education bonds were the Fund's largest sector weighting at March 31, 2004. The Fund's investments included an issue for the state's University of Medicine and Dentistry, which trains students for careers in internal and osteopathic medicine, dentistry and a range of allied health professions.

- Insured* general obligation bonds (GOs) were in ample supply. The Fund's investments represented a geographical mix consisting of urban areas and smaller communities, with a main focus on board of education bonds.

- The Fund identified some opportunities in insured* transportation bonds. The Fund's investments included issues for the massive Port Authority in the metropolitan New York area, as well as transportation authorities in the southern portion of the state.

- The Fund took advantage of strong retail demand as an opportunity to sell premium coupon bonds in favor of current coupon issues. Management continued to emphasize diversification according to issuer, sector and insurer.

FUND STATISTICS(1)

- Number of Issues:                  39
- Effective Maturity:                11.8 years
- Average Rating:                    AAA
- Average Call:                      10.9 years
- Average Dollar Price:              $94.61

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 14.64% for the six months ended March 31, 2004. That return was the result of an increase in share price to $15.91 on March 31, 2004 from $14.52 on September 30, 2003, and the reinvestment of $0.480 in regular monthly dividends and $0.206 in capital gain distributions.(3)

- Based on net asset value, the Fund had a total return of 8.24% for the six months ended March 31, 2004. That return was the result of an increase in net asset value to $15.27 on March 31, 2004 from $14.76 on September 30, 2003, and the reinvestment of all distributions.(3)

- Based on the most recent dividend and a share price of $15.91, the Fund had a market yield of 6.03% at March 31, 2004.(4) The Fund's market yield is equivalent to a taxable yield of 9.91%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

BBB         2.0%
A           6.9%
AA          6.4%
AAA        84.7%

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One year                            19.19%
Life of Fund (11/29/02)             15.77

Average Annual Total Returns (by net asset value)

One year                            11.23%
Life of Fund (11/29/02)             12.28

(1)  FUND STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(3)  A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME
     TAX.
(4) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 39.14% FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS DUE TO CHANGES IN MARKET CONDITIONS.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND II as of March 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- The New York economy improved in 2003 and early 2004, although job creation was sporadic. The pace of hiring in the key financial services and manufacturing sectors remained central to the still-evolving recovery of the New York economy. The state's March 2004 jobless rate was 6.5%, up slightly from 6.3% a year ago.

- Insured* transportation bonds, which are among New York's largest issuers, remained the Fund's largest sector weighting at March 31, 2004. The Fund's investments included issues for rapid transit, port authorities, bridges and tunnels and highway projects.

- Insured* private education bonds remained a significant focus of the Fund. The Fund's investments focused on Dormitory Authority bonds that financed facilities for some of the state's most renowned universities.

- Insured* lease revenue/certificates of participation bonds were large holdings. Providing lease financing for various municipal projects, these issues afford economies of scale and low fixed-rate interest costs, an attractive feature for municipal borrowers.

- Management continued to adjust the Fund's coupon structure. Selected Puerto Rico bonds gave the Fund additional flexibility in this respect, as well as further diversification through insured* general obligations, lease revenue and transportation bonds.

FUND STATISTICS(1)

- Number of Issues:                  38
- Effective Maturity:                9.4 years
- Average Rating:                    AA+
- Average Call:                      9.1 years
- Average Dollar Price:              $98.85

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 16.75% for the six months ended March 31, 2004. That return was the result of an increase in share price to $15.27 on March 31, 2004 from $13.71 on September 30, 2003, and the reinvestment of $0.482 in regular monthly dividends and $0.221 in capital gain distributions.(3)

- Based on net asset value, the Fund had a total return of 6.30% for the six months ended March 31, 2004. That return was the result of an increase in net asset value to $15.08 on March 31, 2004 from $14.87 on September 30, 2003, and the reinvestment of all distributions.(3)

- Based on the most recent dividend and a share price of $15.27, the Fund had a market yield of 6.31% at March 31, 2004.(4) The Fund's market yield is equivalent to a taxable yield of 10.52%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

Non-Rated       1.8%
BBB             3.0%
A               4.7%
AA              7.0%
AAA            83.5%

FUND INFORMATION as of March 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One year                             14.13%
Life of Fund (11/29/02)              12.57

Average Annual Total Returns (by net asset value)

One year                             11.25%
Life of Fund (11/29/02)              11.52

(1)  FUND STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(3)  A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME
     TAX.
(4) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 40.01% FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS DUE TO CHANGES IN MARKET CONDITIONS.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

EATON VANCE INSURED OHIO MUNICIPAL BOND FUND as of March 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- Ohio's economy continued to shed jobs in the manufacturing sector, which accounts for 16% of the state's workforce, with especially severe losses in the steel and auto areas. Meanwhile, education, health care and financial services continued to generate some job momentum. The state's March 2004 jobless rate was 5.7%, down from 6.3% a year ago.

- Insured* general obligation bonds (GOs) were the Fund's largest sector weighting at March 31, 2004. Insured* school district GOs have been valued by investors in an uncertain economy that has continued to pressure industrial and economically sensitive issuers.

- Insured* public education bonds constituted another major investment. The Fund's investments included some of the prominent institutions within the state university system, including those offering advanced degree, technical and vocational programs.

- Insured* transportation bonds remained a significant investment for the Fund. The Fund's largest holding was an issue for Cleveland Airport, which has undertaken a $1.4 billion expansion program that will address the demands of traffic growth and contribute to the midwest region's economy.

- Puerto Rico bonds played a role in management's efforts to maintain a broad diversification. The Fund's insured* Puerto Rico holdings included lease revenue, special tax revenue and transportation bonds.

FUND STATISTICS(1)

- Number of Issues:                  37
- Effective Maturity:                10.2 years
- Average Rating:                    AA+
- Average Call:                      10.0 years
- Average Dollar Price:              $96.08

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 12.88% for the six months ended March 31, 2004. That return was the result of an increase in share price to $15.76 on March 31, 2004 from $14.43 on September 30, 2003, and the reinvestment of $0.465 in regular monthly dividends and $0.033 in capital gain distributions.(3)

- Based on net asset value, the Fund had a total return of 3.57% for the six months ended March 31, 2004. That return was the result of an increase in net asset value to $14.65 on March 31, 2004 from $14.62 on September 30, 2003, and the reinvestment of all distributions.(3)

- Based on the most recent dividend and a share price of $15.76, the Fund had a market yield of 5.90% at March 31, 2004.(4) The Fund's market yield is equivalent to a taxable yield of 9.81%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

Non-Rated       3.3%
A               3.5%
AA             11.5%
AAA            81.7%

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One year                             11.09%
Life of Fund (11/29/02)              13.89

Average Annual Total Returns (by net asset value)

One year                             7.09%
Life of Fund (11/29/02)              7.85

(1)  FUND STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(3)  A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME
     TAX.
(4) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 39.88% FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS DUE TO CHANGES IN MARKET CONDITIONS.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

EATON VANCE INSURED PENNSYLVANIA MUNICIPAL BOND FUND as of March 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Pennsylvania's recovery from recession has been hindered by continued weakness in its manufacturing sector, especially in the western part of the state, which offset service sector gains elsewhere. Sectors showing strength included education, health care, information and government. The state's March 2004 jobless rate was 5.3%, down from 5.8% a year ago.

- Insured* general obligation bonds (GOs) were the Fund's largest sector weighting at March 31, 2004. With the weak recovery, many Pennsylvania communities, cities and towns have faced revenue shortfalls. Insured* GOs represented high quality and a partial refuge from those revenue pressures.

- Insured* transportation bonds played a major role in the fund. Investments included turnpike authority bonds, some of which were used to finance maintenance and construction of highways.

- Insured* private education bonds were significant investments for the Fund. The Fund found investment opportunities in issues for schools at the university, college preparatory and vocational levels.

- In an uncertain economy, essential services bonds stand out for their stable revenues. The Fund had investments in a variety of insured* water and sewer bonds, including issues for Erie and major urban centers Pittsburgh and Philadelphia.

FUND STATISTICS(1)

- Number of Issues:                  49
- Effective Maturity:                8.5 years
- Average Rating:                    AAA
- Average Call:                      8.1 years
- Average Dollar Price:              $100.58

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 16.69% for the six months ended March 31, 2004. That return was the result of an increase in share price to $16.06 on March 31, 2004 from $14.33 on September 30, 2003, and the reinvestment of $0.469 in regular monthly dividends and $0.140 in capital gain distributions.(3)

- Based on net asset value, the Fund had a total return of 6.55% for the six months ended March 31, 2004. That return was the result of an increase in net asset value to $14.92 on March 31, 2004 from $14.58 on September 30, 2003, and the reinvestment of all distributions.(3)

- Based on the most recent dividend and a share price of $16.06, the Fund had a market yield of 5.84% at March 31, 2004.(4) The Fund's market yield is equivalent to a taxable yield of 9.27%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

BBB          0.5%
A            7.2%
AAA         92.3%

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One year                             13.26%
Life of Fund (11/29/02)              16.21

Average Annual Total Returns (by net asset value)

One year                              9.91%
Life of Fund (11/29/02)              10.00

(1)  FUND STATISTICS AND RATING DISTRIBUTION ARE SUBJECT TO CHANGE.
(2) RATING DISTRIBUTION IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE FUND.
(3)  A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME
     TAX.
(4) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(5) TAXABLE-EQUIVALENT YIELD ASSUMES MAXIMUM 37.00% FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES.

* PRIVATE INSURANCE DOES NOT REMOVE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH INSURED INVESTMENTS DUE TO CHANGES IN MARKET CONDITIONS.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND SHARE PRICE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

INSURED MUNICIPAL BOND FUND II as of March 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 158.7%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 9.7%

$          5,750   California, 5.25%, 4/1/30                                    $     5,876,155
           2,215   California, 5.50%, 11/1/33                                         2,321,608
           5,000   New York City, NY, 5.25%, 1/15/33                                  5,245,350
           1,500   North Carolina, Variable Rate, 3/1/28(1)(2)                          800,100
-----------------------------------------------------------------------------------------------
                                                                                $    14,243,213
-----------------------------------------------------------------------------------------------

HOSPITAL -- 6.2%

$            750   Cuyahoga County, OH, (Cleveland Clinic Health
                   System), 5.50%, 1/1/29                                       $       785,078
           1,000   Hawaii Pacific Health, 5.60%, 7/1/33                               1,017,600
           1,000   Highlands County, FL, Health Facilities Authority,
                   (Adventist Health System), 5.375%, 11/15/35                        1,031,390
           1,500   Lehigh County, PA, General Purpose Authority,
                   (Lehigh Valley Health Network), 5.25%, 7/1/32                      1,543,560
           4,500   South Miami, FL, Health Facility Authority,
                   (Baptist Health), 5.25%, 11/15/33                                  4,616,370
-----------------------------------------------------------------------------------------------
                                                                                $     8,993,998
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 8.3%

$         22,685   Chelan County, WA, Public Utility District No. 1,
                   (Columbia River), (MBIA), 0.00%, 6/1/23                      $     8,480,560
           2,000   Forsyth, MT, PCR, (Puget Sound Energy), (AMBAC),
                   5.00%, 3/1/31                                                      2,091,440
           1,500   Municipal Energy Agency, NE, (Power Supply System),
                   (FSA), 5.00%, 4/1/36                                               1,558,725
-----------------------------------------------------------------------------------------------
                                                                                $    12,130,725
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 23.8%

$          1,600   Alvin, TX, Independent School District, (MBIA),
                   3.25%, 2/15/27                                               $     1,275,376
           1,640   California, (XLCA), Variable Rate, 10/1/28(2)(3)                   1,806,886
          10,000   Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/23                                                     3,740,600
           5,700   Chicago, IL, Board of Education, (FSA),
                   5.00%, 12/1/31                                                     5,877,156
           8,330   King County, WA, (MBIA), 5.25%, 1/1/34                             8,695,687
           5,000   Massachusetts, (AMBAC), 5.50%, 8/1/30                              5,779,300
           2,080   Philadelphia, PA, (FSA), Variable Rate, 9/15/31(2)(3)              2,285,150
           2,000   Phoenix, AZ, (AMBAC), 3.00%, 7/1/28                                1,527,380
          10,000   Washington, (Motor Vehicle Fuel), (MBIA),
                   0.00%, 12/1/23                                                     3,719,200
-----------------------------------------------------------------------------------------------
                                                                                $    34,706,735
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.7%

$          3,000   Maryland HEFA, (Medlantic/Helix Issue), (FSA),
                   Variable Rate, 8/15/38(2)(3)                                 $     3,929,880
-----------------------------------------------------------------------------------------------
                                                                                $     3,929,880
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.0%

$          4,250   Massachusetts Development Finance Agency,
                   (MBIA), 5.125%, 2/1/34                                       $     4,422,040
-----------------------------------------------------------------------------------------------
                                                                                $     4,422,040
-----------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 3.8%

$          2,500   Massachusetts Development Finance Agency,
                   (Boston University), (XLCA), 6.00%, 5/15/59                  $     2,950,200
           2,500   Massachusetts Development Finance Agency,
                   (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33                  2,618,250
-----------------------------------------------------------------------------------------------
                                                                                $     5,568,450
-----------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 3.8%

$          5,335   University of California, (AMBAC), 5.00%, 9/1/27             $     5,525,833
-----------------------------------------------------------------------------------------------
                                                                                $     5,525,833
-----------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 1.8%

$          2,575   Tacoma, WA, Sewer Revenue, (FGIC), 5.00%,
                   12/1/31                                                      $     2,656,705
-----------------------------------------------------------------------------------------------
                                                                                $     2,656,705
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 10.8%

$         11,000   Metropolitan Pier and Exposition Authority,
                   (McCormick Place Expansion), IL, (MBIA),
                   0.00%, 12/15/25                                              $     3,668,280
           4,000   Metropolitan Pier and Exposition Authority,
                   (McCormick Place Expansion), IL, (MBIA),
                   5.25%, 6/15/42                                                     4,219,160
           2,165   San Jose, CA, Redevelopment Agency Tax,
                   (MBIA), Variable Rate, 8/1/32(2)(3)                                2,369,246
           5,325   Utah Transportation Authority Sales Tax, (FSA),
                   5.00%, 6/15/32                                                     5,522,451
-----------------------------------------------------------------------------------------------
                                                                                $    15,779,137
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 35.0%

$          4,000   Chicago, IL, Transportation, (Skywalk),
                   (AMBAC), 5.25%, 1/1/31                                       $     4,206,200
           1,250   Dallas, TX, Area Rapid Transportation Sales Tax,
                   (AMBAC), 5.00%, 12/1/31                                            1,289,663

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)

$         11,900   E-470 Public Highway Authority, CO, (MBIA),
                   0.00%, 9/1/22                                                $     4,766,664
          12,390   E-470 Public Highway Authority, CO, (MBIA),
                   0.00%, 9/1/24                                                      4,380,485
           3,835   Massachusetts Turnpike Authority, Metropolitan
                   Highway System, (MBIA), Variable Rate, 1/1/37(2)(3)                4,013,826
          13,885   Nevada Department of Business and Industry,
                   (Las Vegas Monorail-1st Tier), (AMBAC),
                   0.00%, 1/1/20                                                      6,457,775
           5,000   South Carolina Transportation Infrastructure, (AMBAC),
                   5.25%, 10/1/31                                                     5,270,650
          10,000   Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42                 10,264,300
          10,000   Triborough Bridge and Tunnel Authority, NY, (MBIA),
                   5.00%, 11/15/32                                                   10,408,000
-----------------------------------------------------------------------------------------------
                                                                                $    51,057,563
-----------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 9.9%

$          6,500   Los Angeles, CA, Department of Water and Power,
                   (FGIC), 5.00%, 7/1/43                                        $     6,672,770
           1,500   Los Angeles, CA, Department of Water and Power,
                   (MBIA), 5.125%, 7/1/41                                             1,551,150
           6,000   Philadelphia, PA, Gas Works Revenue, (FSA),
                   5.00%, 8/1/32                                                      6,249,000
-----------------------------------------------------------------------------------------------
                                                                                $    14,472,920
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 22.0%

$          3,240   Atlanta, GA, Water and Sewer, (FGIC),
                   5.00%, 11/1/38(4)                                            $     3,338,204
           4,895   Atlanta, GA, Water and Wastewater, (MBIA),
                   5.00%, 11/1/39                                                     5,056,780
          10,705   Birmingham, AL, Waterworks and Sewer Board,
                   (MBIA), 5.00%, 1/1/37                                             11,068,328
          10,750   Houston, TX, Water & Sewer System, (FSA),
                   5.00%, 12/1/30                                                    11,135,495
           1,275   Pittsburgh, PA, Water and Sewer Authority,
                   (AMBAC), Variable Rate, 12/1/27(2)(3)                              1,467,053
-----------------------------------------------------------------------------------------------
                                                                                $    32,065,860
-----------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 10.2%

$          2,330   Contra Costa, CA, Water District, (FSA), Variable Rate,
                   10/1/32(2)(3)                                                $     2,608,668
           3,450   Detroit, MI, Water Supply System, (MBIA),
                   Variable Rate, 7/1/34(2)(3)                                        3,867,588
           3,500   Metropolitan Water District, CA, (FGIC),
                   5.00%, 10/1/36                                                     3,649,205
           4,610   Texas Southmost Regional Water Authority, (MBIA),
                   5.00%, 9/1/32                                                      4,765,910
-----------------------------------------------------------------------------------------------
                                                                                $    14,891,371
-----------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.6%

$          1,500   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   8.95%, 10/1/33                                               $     1,764,270
             430   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   10.00%, 10/1/33                                                      534,352
-----------------------------------------------------------------------------------------------
                                                                                $     2,298,622
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 6.1%

$          8,500   Metropolitan Transportation Authority of New York,
                   5.125%, 1/1/29                                               $     8,853,260
-----------------------------------------------------------------------------------------------
                                                                                $     8,853,260
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 158.7%
  (IDENTIFIED COST $221,850,294)                                                $   231,596,312
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.3%                                          $     1,847,410
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE UNPAID DIVIDENDS -- (60.0)%            $   (87,539,392)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES -- 100.0%                                $   145,904,330
-----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 85.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 37.4% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)  Security has been issued as a leveraged inverse floater bond.
(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

INSURED CALIFORNIA MUNICIPAL BOND FUND II as of March 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 155.7%

PRINCIPAL
AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 5.6%

$            750   California, 5.00%, 2/1/21                                    $       767,430
             900   California, 5.25%, 4/1/30                                            919,746
           1,465   California, 5.50%, 11/1/33                                         1,535,510
-----------------------------------------------------------------------------------------------
                                                                                $     3,222,686
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 10.4%

$          3,475   Glendale Electric, (MBIA), 5.00%, 2/1/32                     $     3,603,888
           1,650   Puerto Rico Electric Power Authority, (FSA),
                   Variable Rate, 7/1/29(1)(2)                                        1,884,630
             455   Sacramento Municipal Electric Utility District,
                   (FSA), Variable Rate, 8/15/28(2)(3)                                  503,553
-----------------------------------------------------------------------------------------------
                                                                                $     5,992,071
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED/PREREFUNDED -- 5.1%

$            800   Metropolitan Water District, (Southern California
                   Waterworks), (MBIA), Prerefunded to 1/1/07,
                   Variable Rate, 7/1/27(2)(3)                                  $     1,016,576
           1,750   Metropolitan Water District, (Southern California
                   Waterworks), (MBIA), Prerefunded to 1/1/08,
                   5.00%, 7/1/30                                                      1,962,047
-----------------------------------------------------------------------------------------------
                                                                                $     2,978,623
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 31.3%

$          1,250   California, (AMBAC), 5.00%, 4/1/27                           $     1,291,175
             415   California, (XLCA), Variable Rate, 10/1/28(2)(3)                     457,230
           5,000   Clovis Unified School District, (FGIC), 0.00%, 8/1/20              2,276,700
           2,000   Laguna Salada Union School District, (FGIC),
                   0.00%, 8/1/22                                                        805,160
           2,350   Long Beach Unified School District, (Election of 1999),
                   (FSA), 5.00%, 8/1/31                                               2,433,707
           1,710   Los Angeles Unified School District, (FGIC),
                   5.375%, 7/1/25                                                     1,839,567
           1,945   Los Osos Community Services, Wastewater Assessment
                   District, (MBIA), 5.00%, 9/2/33                                    2,025,153
           1,000   Mount Diablo Unified School District, (FSA),
                   5.00%, 8/1/25                                                      1,045,330
           4,300   San Mateo County Community College District,
                   (Election of 2001), (FGIC), 0.00%, 9/1/21                          1,836,444
           1,750   Santa Ana Unified School District, (MBIA),
                   5.00%, 8/1/32                                                      1,818,652
           3,200   Union Elementary School District, (FGIC),
                   0.00%, 9/1/22                                                      1,284,320
$          2,600   Union Elementary School District, (FGIC),
                   0.00%, 9/1/23                                                $       980,148
-----------------------------------------------------------------------------------------------
                                                                                $    18,093,586
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 20.7%

$          4,000   Anaheim, Public Financing Authority Lease Revenue,
                   (FSA), 5.00%, 3/1/37                                         $     4,092,920
           4,250   California Public Works Board Lease Revenue, (Department
                   of General Services), (AMBAC), 5.00%, 12/1/27(4)                   4,408,568
           2,250   Orange County Water District Certificates of Participation,
                   (MBIA), 5.00%, 8/15/34                                             2,334,960
           1,075   San Jose Financing Authority, (Civic Center), (AMBAC),
                   5.00%, 6/1/32                                                      1,112,152
-----------------------------------------------------------------------------------------------
                                                                                $    11,948,600
-----------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 14.0%

$          4,000   California University, (AMBAC), 5.00%, 11/1/33               $     4,153,920
           3,790   University of California, (FGIC), 5.125%, 9/1/31                   3,965,288
-----------------------------------------------------------------------------------------------
                                                                                $     8,119,208
-----------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 16.3%

$          5,700   East Bay Municipal Utility District Water System, (MBIA),
                   5.00%, 6/1/38                                                $     5,856,294
           3,425   Los Angeles Wastewater Treatment System, (FGIC),
                   5.00%, 6/1/28                                                      3,558,541
-----------------------------------------------------------------------------------------------
                                                                                $     9,414,835
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL ASSESSMENT REVENUE -- 15.7%

$          2,500   Cathedral City Public Financing Authority, (Housing
                   Redevelopment), (MBIA), 5.00%, 8/1/33                        $     2,603,300
           2,500   Cathedral City Public Financing Authority, (Tax Allocation
                   Redevelopment), (MBIA), 5.00%, 8/1/33                              2,603,300
           1,750   Irvine Public Facility and Infrastructure Authority
                   Assessment, (AMBAC), 5.00%, 9/2/26                                 1,805,335
           2,000   Murrieta Redevelopment Agency Tax, (MBIA),
                   5.00%, 8/1/32                                                      2,083,300
-----------------------------------------------------------------------------------------------
                                                                                $     9,095,235
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 9.3%

$          3,750   San Francisco Bay Area Rapid Transportation District,
                   (AMBAC), 5.125%, 7/1/36                                      $     3,892,200
           1,335   San Jose Redevelopment Agency Tax, (MBIA),
                   Variable Rate, 8/1/32(2)(3)                                        1,460,944
-----------------------------------------------------------------------------------------------
                                                                                $     5,353,144
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION -- 15.7%

$          4,000   California Infrastructure and Economic Development,
                   (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/36              $     4,166,600
           2,250   Los Angeles County Metropolitan Transportation
                   Authority, (FGIC), 5.25%, 7/1/30                                   2,378,610
             500   San Francisco City and County Airports Commission
                   International, (FGIC), 5.00%, 5/1/29                                 513,290
           6,670   San Joaquin Hills Transportation Corridor Agency,
                   (MBIA), 0.00%, 1/15/27                                             2,036,218
-----------------------------------------------------------------------------------------------
                                                                                $     9,094,718
-----------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 5.6%

$          1,400   Los Angeles Department of Water and Power, (FGIC),
                   5.00%, 7/1/38                                                $     1,443,316
           1,750   Los Angeles Department of Water and Power, (FGIC),
                   5.125%, 7/1/41                                                     1,809,675
-----------------------------------------------------------------------------------------------
                                                                                $     3,252,991
-----------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 1.6%

$            835   Contra Costa Water District, (FSA),
                   Variable Rate, 10/1/32(2)(3)                                 $       934,866
-----------------------------------------------------------------------------------------------
                                                                                $       934,866
-----------------------------------------------------------------------------------------------

WATER REVENUE -- 4.4%

$          2,500   California Water Resource, (Central Valley),
                   5.00%, 12/1/29                                               $     2,562,400
-----------------------------------------------------------------------------------------------
                                                                                $     2,562,400
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 155.7%
  (IDENTIFIED COST $86,337,097)                                                 $    90,062,963
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.6%                                          $     1,521,240
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE UNPAID DIVIDENDS -- (58.3)%            $   (33,750,000)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES -- 100.0%                                $    57,834,203
-----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 93.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 32.6% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)  Security has been issued as a leveraged inverse floater bond.
(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

INSURED FLORIDA MUNICIPAL BOND FUND as of March 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 155.9%

PRINCIPAL
AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 5.4%

$          2,000   Jacksonville Electric Authority, (Electric System),
                   5.25%, 10/1/31                                               $     2,069,000
-----------------------------------------------------------------------------------------------
                                                                                $     2,069,000
-----------------------------------------------------------------------------------------------

HOSPITAL -- 5.5%

$          1,050   Highlands County, Health Facility Authority, (Adventist
                   Health), 5.25%, 11/15/23                                     $     1,081,857
           1,000   South Miami Health Facility Authority, (Baptist Health),
                   5.25%, 11/15/33                                                    1,025,860
-----------------------------------------------------------------------------------------------
                                                                                $     2,107,717
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.5%

$            500   Puerto Rico Electric Power Authority, (FSA), Variable
                   Rate, 7/1/29(1)(2)                                           $       571,100
-----------------------------------------------------------------------------------------------
                                                                                $       571,100
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 2.9%

$          1,025   Dade County, Professional Sports Franchise Facility,
                   (MBIA), Escrowed to Maturity, 5.25%, 10/1/30                 $     1,133,988
-----------------------------------------------------------------------------------------------
                                                                                $     1,133,988
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 16.8%

$          1,345   Florida Board of Education Capital Outlay,
                   (Public Education), (MBIA), 5.00%, 6/1/32                    $     1,403,292
           2,000   Florida Board of Education Capital Outlay,
                   (Public Education), (MBIA), 5.00%, 6/1/32                          2,086,680
           1,520   Florida Municipal Loan Council Revenue, (MBIA),
                   0.00%, 4/1/23                                                        601,525
           1,520   Florida Municipal Loan Council Revenue, (MBIA),
                   0.00%, 4/1/24                                                        565,106
           1,700   Puerto Rico, (FSA), 5.125%, 7/1/30                                 1,795,999
-----------------------------------------------------------------------------------------------
                                                                                $     6,452,602
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 18.4%

$          1,500   Jacksonville Economic Development Commission,
                   (Mayo Clinic), (MBIA), 5.50%, 11/15/36                       $     1,625,580
           1,000   Jacksonville Economic Development Commission,
                   (Mayo Clinic), (MBIA), 5.50%, 11/15/36                             1,083,720
           1,500   Miami-Dade County, Health Facilities Authority, (Miami
                   Children's Hospital), (AMBAC), 5.125%, 8/15/26                     1,568,445
$          1,510   Sarasota County, Public Hospital Board, (Sarasota
                   Memorial Hospital), (MBIA), 5.25%, 7/1/24(3)                 $     1,651,940
           1,000   Sarasota County, Public Hospital Board, (Sarasota
                   Memorial Hospital), (MBIA), 5.50%, 7/1/28                          1,137,790
-----------------------------------------------------------------------------------------------
                                                                                $     7,067,475
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 7.7%

$          1,605   Port Palm Beach District, (Improvements), (XLCA),
                   0.00%, 9/1/24                                                $       578,041
           1,950   Port Palm Beach District, (Improvements), (XLCA),
                   0.00%, 9/1/25                                                        662,473
           1,700   Port Palm Beach District, (Improvements), (XLCA),
                   0.00%, 9/1/26                                                        544,374
           1,000   Puerto Rico Public Building Authority, (XLCA),
                   5.50%, 7/1/21                                                      1,164,390
-----------------------------------------------------------------------------------------------
                                                                                $     2,949,278
-----------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 22.7%

$          1,500   Miami-Dade County, (Professional Sports Franchise),
                   (MBIA), 4.75%, 10/1/30                                       $     1,513,770
           1,740   Orange County Tourist Development, (AMBAC),
                   5.125%, 10/1/25                                                    1,832,098
             750   Orange County Tourist Development, (AMBAC),
                   Variable Rate, 10/1/30(2)(4)                                         859,778
           1,500   Polk County, Transportation Improvements, (FSA),
                   5.375%, 12/1/25                                                    1,610,580
           2,750   Village Center Community Development District, (MBIA),
                   5.00%, 11/1/32                                                     2,877,875
-----------------------------------------------------------------------------------------------
                                                                                $     8,694,101
-----------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 6.8%

$          2,500   Pinellas County, Sewer, (FSA), 5.00%, 10/1/32                $     2,610,900
-----------------------------------------------------------------------------------------------
                                                                                $     2,610,900
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL ASSESSMENT REVENUE -- 7.5%

$          2,780   Julington Creek, Plantation Community Development
                   District, (MBIA), 5.00%, 5/1/29                              $     2,892,062
-----------------------------------------------------------------------------------------------
                                                                                $     2,892,062
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 34.5%

$          1,000   Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/27               $     1,052,510
           1,250   Bay County, Sales Tax, (AMBAC), 5.125%, 9/1/32                     1,312,413
           1,000   Dade County, Special Obligation Residual Certificates,
                   (AMBAC), Variable Rate, 10/1/35(2)(4)                              1,045,840

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE (CONTINUED)

$          1,500   Jacksonville Capital Improvements, (AMBAC),
                   5.00%, 10/1/30                                               $     1,561,635
           4,000   Jacksonville Transportation, (MBIA), 5.00%, 10/1/31                4,148,040
           1,275   Jacksonville, Excise Tax, (FGIC), 5.125%, 10/1/27                  1,342,550
             225   Miami-Dade County, Special Obligation, (MBIA),
                   5.00%, 10/1/37                                                       231,131
           1,420   Orange County, Sales Tax, (FGIC), 5.125%, 1/1/23                   1,512,584
             440   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(4)                                             486,103
           1,120   Sunrise Public Facility, (MBIA), 0.00%, 10/1/20                      525,011
-----------------------------------------------------------------------------------------------
                                                                                $    13,217,817
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 7.8%

$          1,500   Florida Turnpike Authority, (Department of Transportation),
                   (FGIC), 4.50%, 7/1/27                                        $     1,489,215
             330   Puerto Rico Highway and Transportation Authority, (FSA),
                   Variable Rate, 7/1/32(2)(4)                                          380,097
             940   Puerto Rico Highway and Transportation Authority, (MBIA),
                   Variable Rate, 7/1/36(2)(4)                                        1,126,562
-----------------------------------------------------------------------------------------------
                                                                                $     2,995,874
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 12.6%

$          2,000   Marco Island Utility System, (MBIA), 5.00%, 10/1/27          $     2,093,620
           1,500   Marion County Utility System, (MBIA), 5.00%, 12/1/33               1,567,155
           1,000   Sunrise Utility System, (AMBAC), 5.50%, 10/1/18                    1,158,440
-----------------------------------------------------------------------------------------------
                                                                                $     4,819,215
-----------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 5.8%

$          1,640   Tampa Bay Water Utility System, (FGIC),
                   5.00%, 10/1/31                                               $     1,700,696
             500   Tampa Bay Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(1)(2)                                         510,470
-----------------------------------------------------------------------------------------------
                                                                                $     2,211,166
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 155.9%
  (IDENTIFIED COST $57,237,651)                                                 $    59,792,295
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.8%                                          $     1,056,833
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE UNPAID DIVIDENDS --(58.7)%             $   (22,501,114)

NET ASSETS APPLICABLE TO COMMON SHARES -- 100.0%                                $    38,348,014

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 93.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.9% to 47.3% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)  Security has been issued as a leveraged inverse floater bond.

                        See notes to financial statements

INSURED MASSACHUSETTS MUNICIPAL BOND FUND as of March 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 157.5%

PRINCIPAL
AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
HOSPITAL -- 6.2%

$          1,500   Massachusetts HEFA, (Partners Healthcare System),
                   5.75%, 7/1/32                                                $     1,618,395
-----------------------------------------------------------------------------------------------
                                                                                $     1,618,395
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.1%

$          1,000   Puerto Rico Electric Power Authority, (FSA),
                   5.125%, 7/1/26                                               $     1,072,450
-----------------------------------------------------------------------------------------------
                                                                                $     1,072,450
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.8%

$          3,000   Massachusetts College Building Authority, (MBIA),
                   Escrowed to Maturity, 0.00%, 5/1/26                          $       982,320
-----------------------------------------------------------------------------------------------
                                                                                $       982,320
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 15.7%

$          1,220   Martha's Vineyard, (AMBAC), 5.00%, 5/1/32(1)                 $     1,268,898
             500   Massachusetts, (MBIA), 5.00%, 8/1/27                                 520,110
           1,020   Maynard, (MBIA), 5.50%, 2/1/22                                     1,152,651
           1,000   Puerto Rico, (FGIC), Variable Rate, 7/1/32(2)(3)                   1,151,810
-----------------------------------------------------------------------------------------------
                                                                                $     4,093,469
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 11.6%

$          1,750   Massachusetts HEFA, (Harvard Pilgrim Health), (FSA),
                   5.00%, 7/1/28                                                $     1,775,463
           1,210   Massachusetts HEFA, (New England Medical Center ),
                   (FGIC), 5.00%, 5/15/25                                             1,250,305
-----------------------------------------------------------------------------------------------
                                                                                $     3,025,768
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 15.5%

$          1,750   Massachusetts Development Finance Agency, (MBIA),
                   5.125%, 2/1/34                                               $     1,820,840
           1,000   Plymouth County Correctional Facility, (AMBAC),
                   5.00%, 4/1/22                                                      1,038,250
           1,000   Puerto Rico Public Building Authority, (CIFG),
                   Variable Rate, 7/1/36(2)(3)                                        1,173,130
-----------------------------------------------------------------------------------------------
                                                                                $     4,032,220
-----------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 15.7%

$          2,000   Boston Convention Center, (AMBAC), 5.00%, 5/1/27             $     2,082,060
$          1,000   Massachusetts Development Finance Agency, (WGBH
                   Educational Foundation), (AMBAC), 5.375%, 1/1/42             $     1,066,090
             800   Puerto Rico Municipal Finance Agency, (FSA), Variable
                   Rate, 8/1/27(2)(3)                                                   930,072
-----------------------------------------------------------------------------------------------
                                                                                $     4,078,222
-----------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 32.3%

$          1,000   Massachusetts Development Finance Agency,
                   (Boston University), (XLCA), 6.00%, 5/15/59                  $     1,180,080
           2,000   Massachusetts Development Finance Agency,
                   (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33                  2,094,600
           2,500   Massachusetts HEFA, (Brandeis University),
                   (MBIA), 5.00%, 10/1/26                                             2,592,875
           1,000   Massachusetts IFA, (College of the Holy Cross),
                   (MBIA), 5.00%, 9/1/23                                              1,032,060
           1,500   Massachusetts IFA, (Tufts University), (MBIA),
                   4.75%, 2/15/28                                                     1,508,145
-----------------------------------------------------------------------------------------------
                                                                                $     8,407,760
-----------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 11.1%

$            700   Massachusetts College Building Authority, (XLCA),
                   5.50%, 5/1/39                                                $       807,121
           1,000   Massachusetts HEFA, (University of Massachusetts),
                   (FGIC), 5.125%, 10/1/34                                            1,047,270
           1,000   Massachusetts HEFA, (Worcester State College),
                   (AMBAC), 5.00%, 11/1/32                                            1,042,470
-----------------------------------------------------------------------------------------------
                                                                                $     2,896,861
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 11.8%

$            500   Massachusetts Turnpike Authority, (AMBAC),
                   5.00%, 1/1/39                                                $       511,365
           5,700   Massachusetts Turnpike Authority, (MBIA),
                   0.00%, 1/1/28                                                      1,717,182
             415   Massachusetts Turnpike Authority, Metropolitan
                   Highway System, (MBIA), Variable Rate, 1/1/37(2)(3)                  434,351
             335   Puerto Rico Highway and Transportation Authority,
                   (MBIA), Variable Rate, 7/1/36(2)(3)                                  401,487
-----------------------------------------------------------------------------------------------
                                                                                $     3,064,385
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 9.9%

$          2,500   Massachusetts Water Resource Authority, (FSA),
                   5.00%, 8/1/32                                                $     2,591,025
-----------------------------------------------------------------------------------------------
                                                                                $     2,591,025
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
PRIVATE EDUCATION -- 13.2%

$            500   Massachusetts Development Finance Agency,
                   (Massachusetts College of Pharmacy), 5.75%, 7/1/33           $       508,980
             750   Massachusetts Development Finance Agency,
                   (Middlesex School), 5.00%, 9/1/33                                    767,220
             600   Massachusetts Development Finance Agency,
                   (Western New England College), 6.125%, 12/1/32                       618,468
             500   Massachusetts HEFA, (Boston College), 5.125%, 6/1/24                 527,730
           1,000   Massachusetts IFA, (Groton School), 5.00%, 3/1/28                  1,026,830
-----------------------------------------------------------------------------------------------
                                                                                $     3,449,228
-----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 6.6%

$          1,650   Massachusetts Bay Transportation Authority,
                   Sales Tax, 5.00%, 7/1/32                                     $     1,709,681
-----------------------------------------------------------------------------------------------
                                                                                $     1,709,681
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 157.5%
   (IDENTIFIED COST $39,456,799)                                                $    41,021,784
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.0%                                          $       529,953
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS
CUMULATIVE UNPAID DIVIDENDS -- (59.5)%                                          $   (15,501,860)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                         $    26,049,877
-----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 83.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 29.6% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)  Security has been issued as a leveraged inverse floater bond.

                        See notes to financial statements

INSURED MICHIGAN MUNICIPAL BOND FUND as of March 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 157.2%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 5.8%

$          1,250   Michigan Strategic Fund, (Detroit Edison
                   Pollution Control), 5.45%, 9/1/29                            $     1,306,725
-----------------------------------------------------------------------------------------------
                                                                                $     1,306,725
-----------------------------------------------------------------------------------------------

HOSPITAL -- 22.7%

$          1,000   Michigan Hospital Finance Authority, (McLaren
                   Obligated Group), 4.50%, 10/15/21                            $       958,380
           1,000   Michigan Hospital Finance Authority,
                   (Oakwood Hospital), 5.75%, 4/1/32                                  1,055,530
           1,500   Michigan Hospital Finance Authority, (Sparrow
                   Obligation Group), 5.625%, 11/15/36                                1,542,480
           1,500   Michigan Hospital Finance Authority, (Trinity
                   Health), 5.375%, 12/1/30                                           1,567,500
-----------------------------------------------------------------------------------------------
                                                                                $     5,123,890
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 2.3%

$            500   Michigan Strategic Fund Resource Recovery,
                   (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32                $       522,185
-----------------------------------------------------------------------------------------------
                                                                                $       522,185
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 4.8%

$          1,000   Michigan Hospital Finance Authority,
                   (St. John Health System), (AMBAC),
                   Escrowed to Maturity, 5.00%, 5/15/28                         $     1,074,640
-----------------------------------------------------------------------------------------------
                                                                                $     1,074,640
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 40.6%

$          1,000   Avondale School District, (FSA), 5.00%, 5/1/29               $     1,042,589
           1,550   Detroit School District, (School Bond Loan Fund),
                   (FSA), 5.125%, 5/1/31                                              1,623,222
           1,960   Grand Rapids and Kent County Joint Building Authority,
                   (Devos Place), (MBIA), 0.00%, 12/1/27                                588,333
           4,000   Grand Rapids and Kent County Joint Building Authority,
                   (MBIA), 0.00%, 12/1/30                                             1,020,160
             750   Greenville Public Schools, (MBIA), 5.00%, 5/1/25                     778,260
           1,000   Melvindle-Northern Allen Park School District,
                   (Building and Site), (FSA), 5.00%, 5/1/28                          1,041,670
           2,130   Okemos Public School District, (MBIA), 0.00%, 5/1/19               1,069,516
             700   Portland Public Schools, (School Bond Loan Fund),
                   (MBIA), 5.00%, 5/1/29                                                725,662
           1,095   Puerto Rico, (FGIC), Variable Rate, 7/1/32(1)(2)                   1,261,232
-----------------------------------------------------------------------------------------------
                                                                                $     9,150,644
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 9.6%

$            500   Michigan Hospital Finance Authority, Mid-Michigan
                   Obligation Group, (AMBAC), 5.00%, 4/15/32                    $       512,930
           1,590   Royal Oak Hospital Finance Authority Revenue, (William
                   Beaumont Hospital), (MBIA), 5.25%, 11/15/35                        1,647,049
-----------------------------------------------------------------------------------------------
                                                                                $     2,159,979
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 12.9%

$          1,750   Michigan House of Representatives, (AMBAC),
                   0.00%, 8/15/22                                               $       719,092
           2,615   Michigan House of Representatives, (AMBAC),
                   0.00%, 8/15/23                                                     1,008,370
           1,000   Puerto Rico Public Building Authority, (CIFG),
                   Variable Rate, 7/1/36(1)(2)                                        1,173,130
-----------------------------------------------------------------------------------------------
                                                                                $     2,900,592
-----------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 10.5%

$          1,500   Central Michigan University, (AMBAC), 5.05%,
                   10/1/32(3)                                                   $     1,569,825
             750   Lake Superior University, (AMBAC),
                   5.125%, 11/15/26                                                     786,683
-----------------------------------------------------------------------------------------------
                                                                                $     2,356,508
-----------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 5.8%

$          1,250   Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31               $     1,303,838
-----------------------------------------------------------------------------------------------
                                                                                $     1,303,838
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX -- 4.6%

$          1,000   Ypsilanti Community Utilities Authority, (San Sewer
                   System), (FGIC), 5.00%, 5/1/32                               $     1,037,100
-----------------------------------------------------------------------------------------------
                                                                                $     1,037,100
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 16.1%

$            500   Detroit Downtown Development, (MBIA),
                   4.75%, 7/1/25                                                $       503,310
           1,500   Lansing Building Authority, (MBIA), 5.00%, 6/1/29                  1,564,320
           1,500   Wayne Charter County, (Airport Hotel-Detroit
                   Metropolitan Airport), (MBIA), 5.00%, 12/1/30                      1,560,345
-----------------------------------------------------------------------------------------------
                                                                                $     3,627,975
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 4.6%

$          1,000   Michigan Trunk Line, (FSA), 5.00%, 11/1/25                   $     1,039,930
-----------------------------------------------------------------------------------------------
                                                                                $     1,039,930
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-UTILITY -- 7.0%

$          1,000   Lansing Board Water Supply, Steam and Eletctric
                   Utility, (FSA), 5.00%, 7/1/25                                $     1,047,060
             510   Lansing Board Water Supply, Steam and Eletctric
                   Utility, (FSA), 5.00%, 7/1/26                                        533,608
-----------------------------------------------------------------------------------------------
                                                                                $     1,580,668
-----------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 9.9%

$          1,300   Detroit Water Supply System, (FGIC), 5.00%, 7/1/30           $     1,345,032
             800   Detroit Water Supply System, (MBIA),
                   Variable Rate, 7/1/34(1)(2)                                          896,832
-----------------------------------------------------------------------------------------------
                                                                                $     2,241,864
-----------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 157.2%
   (IDENTIFIED COST $33,818,087)                                                $    35,426,538
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.7%                                          $       611,962
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (59.9)%                                                     $   (13,500,336)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                         $    22,538,164
-----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 81.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 29.2% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)  Security has been issued as a leveraged inverse floater bond.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

INSURED NEW JERSEY MUNICIPAL BOND FUND as of March 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 155.9%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
EDUCATION -- 3.3%

$          1,250   New Jersey Educational Facilities Authority,
                   (Stevens Institute of Technology), 5.25%, 7/1/32             $     1,298,625
-----------------------------------------------------------------------------------------------
                                                                                $     1,298,625
-----------------------------------------------------------------------------------------------

HOSPITAL -- 1.6%

$            610   New Jersey Health Care Facilities Financing Authority,
                   (Capital Health System), 5.375%, 7/1/33                      $       616,594
-----------------------------------------------------------------------------------------------
                                                                                $       616,594
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 28.0%

$          2,260   Bayonne, (FSA), 0.00%, 7/1/22                                $       948,409
           2,415   Bayonne, (FSA), 0.00%, 7/1/23                                        955,543
           1,500   Bordentown Regional School District
                   Board of Education, (FGIC), 5.00%, 1/15/30(1)                      1,574,970
           5,500   Irvington Township, (FSA), 0.00%, 7/15/26                          1,843,435
           1,500   Jersey City, (FSA), 5.25%, 9/1/23                                  1,627,980
           1,550   Puerto Rico, (FGIC), Variable Rate, 7/1/32(2)(3)                   1,785,305
           1,130   Rutherford Board of Education, (FGIC), 4.75%, 1/15/27              1,154,521
           1,000   Washington Township and Mercer County
                   Board of Education, (FGIC), 5.00%, 1/1/27                          1,045,320
-----------------------------------------------------------------------------------------------
                                                                                $    10,935,483
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 11.3%

$          2,750   New Jersey Health Care Facilities, (Englewood
                   Hospital), (MBIA), 5.00%, 8/1/31                             $     2,857,112
           1,500   New Jersey Health Care Facilities, (Jersey City
                   Medical Center), (FSA), 5.00%, 8/1/41                              1,545,270
-----------------------------------------------------------------------------------------------
                                                                                $     4,402,382
-----------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 8.4%

$          3,170   Lafayette Yard, Community Development Corporation,
                   (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35         $     3,267,351
-----------------------------------------------------------------------------------------------
                                                                                $     3,267,351
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 14.0%

$         10,000   Garden State New Jersey Preservation Trust, (FSA),
                   0.00%, 11/1/28                                               $     2,968,500
           1,250   Middlesex County, (MBIA), 5.00%, 8/1/31                            1,304,062
           1,000   Puerto Rico Public Building Authority, (CIFG),
                   Variable Rate, 7/1/36(2)(3)                                        1,173,130
-----------------------------------------------------------------------------------------------
                                                                                $     5,445,692
-----------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 2.8%

$            950   Puerto Rico Municipal Finance Agency, (FSA),
                   Variable Rate, 8/1/27(2)(3)                                  $     1,104,460
-----------------------------------------------------------------------------------------------
                                                                                $     1,104,460
-----------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 5.4%

$          2,000   New Jersey Educational Facilities Authority,
                   (Kean University), (FGIC), 5.00%, 7/1/28                     $     2,100,340
-----------------------------------------------------------------------------------------------
                                                                                $     2,100,340
-----------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 30.2%

$          1,400   Monmouth, (Brookdale Community College),
                   (AMBAC), 5.00%, 8/1/29                                       $     1,450,218
           1,000   New Jersey Educational Facilities Authority,
                   (Rowan University), (FGIC), 5.00%, 7/1/27                          1,047,060
           1,600   New Jersey Educational Facilities Authority,
                   (Rowan University), (FGIC), 5.00%, 7/1/33                          1,669,648
           1,500   New Jersey Educational Facilities Authority,
                   (Rowan University), (FGIC), 5.125%, 7/1/30                         1,589,415
             775   Rutgers University, (FGIC), 4.75%, 5/1/27                            789,981
             500   University of New Jersey Medicine and Dentistry,
                   (AMBAC), 5.00%, 12/1/31                                              523,045
           4,490   University of New Jersey Medicine and Dentistry,
                   (AMBAC), 5.00%, 4/15/32                                            4,703,365
-----------------------------------------------------------------------------------------------
                                                                                $    11,772,732
-----------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 6.5%

$            900   Long Branch Sewer Authority, (FGIC), 4.75%, 6/1/23           $       941,049
           2,350   Passaic Valley Sewer Commissioners, (FGIC),
                   2.50%, 12/1/32                                                     1,591,608
-----------------------------------------------------------------------------------------------
                                                                                $     2,532,657
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 17.1%

$          4,000   Delaware River and Bay Authority, (MBIA),
                   5.00%, 1/1/33                                                $     4,191,720
           1,290   Port Authority of New York and New Jersey,
                   (FSA), Variable Rate, 11/1/27(2)(3)                                1,488,957
             950   South Jersey Transportation Authority,
                   (AMBAC), 5.00%, 11/1/29                                              987,991
-----------------------------------------------------------------------------------------------
                                                                                $     6,668,668
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.3%

$          4,500   Middlesex County Improvements Authority Utilities
                   System, (Perth Amboy), (AMBAC), 0.00%, 9/1/24                $     1,676,520
-----------------------------------------------------------------------------------------------
                                                                                $     1,676,520
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-WATER REVENUE -- 1.5%

$            600   Bayonne Municipal Utilities Authority, Water and
                   Sewer Revenue, (XLCA), Variable Rate, 4/1/28(2)(3)           $       594,228
-----------------------------------------------------------------------------------------------
                                                                                $       594,228
-----------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 4.0%

$          1,500   New Jersey EDA, (School Facilities), 5.00%, 6/15/26          $     1,566,855
-----------------------------------------------------------------------------------------------
                                                                                $     1,566,855
-----------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.6%

$          1,000   New Jersey Environmental Infrastructure Trust,
                   4.75%, 9/1/23                                                $     1,025,420
-----------------------------------------------------------------------------------------------
                                                                                $     1,025,420
-----------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.5%

$            600   New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25          $       599,574
-----------------------------------------------------------------------------------------------
                                                                                $       599,574
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 13.4%

$            300   Delaware River Joint Toll Bridge Commission,
                   5.00%, 7/1/24                                                $       311,112
             700   Delaware River Joint Toll Bridge Commission,
                   5.00%, 7/1/28                                                        723,142
           2,250   Port Authority of New York and New Jersey,
                   5.00%, 9/1/38                                                      2,328,143
           1,825   South Jersey Port Authority, (Marine Terminal),
                   5.10%, 1/1/33                                                      1,875,553
-----------------------------------------------------------------------------------------------
                                                                                $     5,237,950
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 155.9%
   (IDENTIFIED COST $57,887,515)                                                $    60,845,531
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.7%                                          $       687,581
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (57.6)%                                                     $   (22,501,114)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                         $    39,031,998
-----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 83.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 30.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)  Security has been issued as a leveraged inverse floater bond.

                        See notes to financial statements

INSURED NEW YORK MUNICIPAL BOND FUND II as of March 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 154.9%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 7.2%

$          2,650   New York, NY, 5.25%, 1/15/28                                 $     2,779,055
-----------------------------------------------------------------------------------------------
                                                                                $     2,779,055
-----------------------------------------------------------------------------------------------

HOSPITAL -- 2.0%

$            750   Suffolk County Industrial Development Agency,
                   (Huntington Hospital), 5.875%, 11/1/32                       $       787,140
-----------------------------------------------------------------------------------------------
                                                                                $       787,140
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 7.6%

$          6,800   Long Island Power Authority Electric Systems Revenue,
                   (FSA), 0.00%, 6/1/22                                         $     2,942,292
-----------------------------------------------------------------------------------------------
                                                                                $     2,942,292
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 4.4%

$          1,500   New York University Dormitory Authority, (State University),
                   (XLCA), Prerefunded to 7/1/12, 5.00%, 7/1/25                 $     1,695,510
-----------------------------------------------------------------------------------------------
                                                                                $     1,695,510
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 10.2%

$            500   Puerto Rico, (FGIC), Variable Rate, 7/1/32(1)(2)             $       575,905
           1,500   Sachem School District, (MBIA), 5.00%, 6/15/27                     1,581,945
           1,700   Spencerport Central School District, (MBIA),
                   5.00%, 6/15/22                                                     1,785,323
-----------------------------------------------------------------------------------------------
                                                                                $     3,943,173
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 14.5%

$          2,250   New York City Health and Hospital Corp.,
                   (Health Systems), (AMBAC), 5.00%, 2/15/23                    $     2,362,500
           6,125   New York Dormitory Authority, (Memorial
                   Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/26              2,111,104
           3,365   New York Dormitory Authority, (Memorial
                   Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/27              1,103,114
-----------------------------------------------------------------------------------------------
                                                                                $     5,576,718
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 16.6%

$          1,000   New York City Industrial Development Agency,
                   (New York University), (AMBAC), 5.00%, 7/1/31                $     1,035,890
           4,005   New York Urban Development Corp.,
                   (Personal Income Tax), (FGIC), 5.00%, 3/15/33                      4,173,651
$          1,000   Puerto Rico Public Building Authority, (CIFG),
                   Variable Rate, 7/1/36(1)(2)                                  $     1,173,130
-----------------------------------------------------------------------------------------------
                                                                                $     6,382,671
-----------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 4.6%

$          1,000   New York City Cultural Resource Trust, (Museum of
                   Modern Art), (AMBAC), 5.125%, 7/1/31                         $     1,054,240
             580   New York City Trust Cultural Resources, (Museum of
                   History), (AMBAC), Variable Rate, 7/1/29(1)(2)                       728,497
-----------------------------------------------------------------------------------------------
                                                                                $     1,782,737
-----------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 18.6%

$          2,500   New York Dormitory Authority, (Brooklyn Law School),
                   (XLCA), 5.125%, 7/1/30                                       $     2,625,675
           1,500   New York Dormitory Authority, (Fordham University),
                   (FGIC), 5.00%, 7/1/32                                              1,558,965
           1,000   New York Dormitory Authority, (New York University),
                   (AMBAC), 5.00%, 7/1/31                                             1,035,890
             750   New York Dormitory Authority, (New York University),
                   (AMBAC), 5.00%, 7/1/41                                               772,695
           1,125   New York Dormitory Authority, (University of Rochester),
                   (MBIA), 5.00%, 7/1/27                                              1,161,281
-----------------------------------------------------------------------------------------------
                                                                                $     7,154,506
-----------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 6.6%

$          2,245   New York Dormitory Authority, (School Districts
                   Financing Program), (MBIA), 5.00%, 10/1/30                   $     2,338,863
             200   New York Dormitory Authority, (Upstate
                   Community College), (MBIA), 5.00%, 7/1/27                            208,284
-----------------------------------------------------------------------------------------------
                                                                                $     2,547,147
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 6.6%

$          2,500   New York City Transitional Finance Authority,
                   (MBIA), 4.75%, 5/1/23                                        $     2,538,825
-----------------------------------------------------------------------------------------------
                                                                                $     2,538,825
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 21.1%

$          1,000   Metropolitan Transportation Authority, (FGIC),
                   5.00%, 11/15/31                                              $     1,036,150
           2,000   Metropolitan Transportation Authority, (FGIC),
                   5.25%, 11/15/31                                                    2,133,360
             750   Metropolitan Transportation Authority, (FSA),
                   5.00%, 11/15/30                                                      781,688

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)
$            835   Port Authority of New York and New Jersey,
                   (FSA), Variable Rate, 11/1/27(1)(2)                          $       963,782
           1,000   Puerto Rico Highway and Transportation Authority,
                   (AMBAC), Variable Rate, 7/1/28(1)(2)                               1,113,920
$          2,000   Triborough Bridge and Tunnel Authority, (MBIA),
                   5.00%, 11/15/32                                              $     2,081,600
-----------------------------------------------------------------------------------------------
                                                                                $     8,110,500
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 13.6%

$          2,700   New York City Municipal Water Finance Authority,
                   (Water and Sewer System), (FGIC), 4.75%, 6/15/31(3)          $     2,719,008
           2,400   Niagara Falls, Public Water Authority and Sewer
                   System, (MBIA), 5.00%, 7/15/34                                     2,503,080
-----------------------------------------------------------------------------------------------
                                                                                $     5,222,088
-----------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 4.7%

$            750   Buffalo Municipal Water Finance Authority, (FSA),
                   5.00%, 7/1/27                                                $       782,123
           1,000   Buffalo Municipal Water Finance Authority, (FSA),
                   5.125%, 7/1/32                                                     1,049,990
-----------------------------------------------------------------------------------------------
                                                                                $     1,832,113
-----------------------------------------------------------------------------------------------

MISCELLANEOUS -- 1.8%

$            500   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/32(1)(2)                                 $       677,150
-----------------------------------------------------------------------------------------------
                                                                                $       677,150
-----------------------------------------------------------------------------------------------

PRIVATE EDUCATION -- 4.0%

$          1,000   Dutchess County, Industrial Development Agency,
                   (Marist College), 5.00%, 7/1/22                              $     1,027,130
             500   Rensselaer County Industrial Development Agency,
                   (Rensselaer Polytech Institute), 5.125%, 8/1/27                      514,645
-----------------------------------------------------------------------------------------------
                                                                                $     1,541,775
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 10.8%

$          1,500   Port Authority of New York and New Jersey,
                   5.00%, 9/1/38                                                $     1,552,095
           2,500   Triborough Bridge and Tunnel Authority,
                   5.125%, 1/1/31                                                     2,606,925
-----------------------------------------------------------------------------------------------
                                                                                $     4,159,020
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 154.9%
   (IDENTIFIED COST $56,799,311)                                                $    59,672,420
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.5%                                          $     1,340,983
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (58.4)%                                                     $   (22,500,574)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                         $    38,512,829
-----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 83.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 29.2% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)  Security has been issued as a leveraged inverse floater bond.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

INSURED OHIO MUNICIPAL BOND FUND as of March 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 158.3%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
ESCROWED / PREREFUNDED -- 2.8%

$            925   Ohio, (Infrastructure Improvements),
                   Prerefunded to 3/01/12, 4.875%, 3/1/23                       $     1,030,866
-----------------------------------------------------------------------------------------------
                                                                                $     1,030,866
-----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 9.6%

$          3,415   Granville School District, 5.00%, 12/1/24                    $     3,531,178
-----------------------------------------------------------------------------------------------
                                                                                $     3,531,178
-----------------------------------------------------------------------------------------------

HOSPITAL -- 2.6%

$            900   Cuyahoga County, (Cleveland Clinic Health System),
                   5.50%, 1/1/29                                                $       942,093
-----------------------------------------------------------------------------------------------
                                                                                $       942,093
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 9.6%

$          4,000   Ohio Municipal Electric Generation Agency, (MBIA),
                   0.00%, 2/15/25                                               $     1,389,920
           1,775   Ohio Municipal Electric Generation Agency, (MBIA),
                   0.00%, 2/15/26                                                       581,472
           5,000   Ohio Municipal Electric Generation Agency, (MBIA),
                   0.00%, 2/15/27                                                     1,549,900
-----------------------------------------------------------------------------------------------
                                                                                $     3,521,292
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 46.8%

$          1,500   Ashtabula School District, (Construction Improvements),
                   (FGIC), 5.00%, 12/1/30(1)                                    $     1,560,345
           2,000   Cincinnati School District, (School Improvements),
                   (FSA), 5.00%, 12/1/22                                              2,112,880
           2,500   Cuyahoga Community College District, (AMBAC),
                   5.00%, 12/1/32                                                     2,606,125
           2,500   Olentangy School District, (School Facility Construction
                   and Improvements), (MBIA), 5.00%, 12/1/30                          2,600,575
           1,400   Plain School District, (FGIC), 0.00%, 12/1/27                        427,966
           2,500   Plain School District, (FGIC), 5.00%, 12/1/30                      2,605,300
           1,400   Powell, (FGIC), 5.50%, 12/1/32                                     1,526,308
           2,600   Trotwood-Madison School District, (School
                   Improvements), (FGIC), 5.00%, 12/1/30                              2,704,598
           1,000   Zanesville School District, (School Improvements),
                   (MBIA), 5.05%, 12/1/29                                             1,051,660
-----------------------------------------------------------------------------------------------
                                                                                $    17,195,757
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 5.6%

$          2,000   Franklin County, (Ohio Health Corp.), (MBIA),
                   5.00%, 5/15/33                                               $     2,061,200
-----------------------------------------------------------------------------------------------
                                                                                $     2,061,200
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 12.7%

$          1,400   Cleveland, (Cleveland Stadium), (AMBAC),
                   5.25%, 11/15/27                                              $     1,481,144
           1,000   Puerto Rico Public Building Authority, (CIFG),
                   Variable Rate, 7/1/36(2)(3)                                        1,173,130
             900   Puerto Rico Public Buildings Authority, Government
                   Facility Revenue, (XLCA), 5.25%, 7/1/36                              962,856
           1,000   Summit County, (Civic Theater Project), (AMBAC),
                   5.00%, 12/1/33                                                     1,035,010
-----------------------------------------------------------------------------------------------
                                                                                $     4,652,140
-----------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.9%

$            280   Puerto Rico Municipal Finance Agency, (FSA),
                   Variable Rate, 8/1/27(2)(3)                                  $       325,525
-----------------------------------------------------------------------------------------------
                                                                                $       325,525
-----------------------------------------------------------------------------------------------

INSURED-PUBLIC EDUCATION -- 16.6%

$          3,000   Cincinnati Technical and Community College,
                   (AMBAC), 5.00%, 10/1/28                                      $     3,131,430
           1,170   Ohio University, (FSA), 5.25%, 12/1/23                             1,268,163
             500   University of Akron, (FGIC), Variable
                   Rate, 1/1/29(2)(4)                                                   669,665
           1,000   University of Cincinnati, (AMBAC), 5.00%, 6/1/31                   1,040,960
-----------------------------------------------------------------------------------------------
                                                                                $     6,110,218
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 15.5%

$          4,315   Hamilton County, Sales Tax, (AMBAC),
                   0.00%, 12/1/22                                               $     1,784,339
           5,000   Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/23                1,942,750
           1,000   Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/24                  362,990
             875   Puerto Rico Infrastructure Financing Authority,
                   (AMBAC), Variable Rate, 7/1/28(2)(4)                                 936,119
             615   Puerto Rico Infrastructure Financing Authority,
                   (AMBAC), Variable Rate, 7/1/28(3)                                    679,440
-----------------------------------------------------------------------------------------------
                                                                                $     5,705,638
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION -- 16.0%

$          4,750   Cleveland Airport System, (FSA), 5.00%, 1/1/31               $     4,901,953
             885   Puerto Rico Highway and Transportation Authority,
                   (AMBAC), Variable Rate, 7/1/28(2)(3)                                 985,819
-----------------------------------------------------------------------------------------------
                                                                                $     5,887,772
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 10.8%

$          3,800   Cleveland Waterworks, (FGIC), 5.00%, 1/1/25                  $     3,954,432
-----------------------------------------------------------------------------------------------
                                                                                $     3,954,432
-----------------------------------------------------------------------------------------------

POOLED LOANS -- 0.6%

$            190   Rickenbacker Port Authority Capital Funding
                   (Oasbo), 5.375%, 1/1/32                                      $       205,417
-----------------------------------------------------------------------------------------------
                                                                                $       205,417
-----------------------------------------------------------------------------------------------

PRIVATE EDUCATION -- 8.2%

$          1,000   Ohio Higher Educational Facilities Authority,
                   (Oberlin College), 5.00%, 10/1/33                            $     1,039,480
           1,000   Ohio Higher Educational Facilities Authority,
                   (Oberlin College), Variable Rate, 10/1/29(2)(4)                    1,064,350
             850   Ohio Higher Educational Facilities Commission,
                   (John Carroll University), 5.25%, 11/15/33                           895,560
-----------------------------------------------------------------------------------------------
                                                                                $     2,999,390
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 158.3%
   (IDENTIFIED COST $55,865,133)                                                $    58,122,918
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.3%                                          $       468,500
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (59.6)%                                                     $   (21,876,704)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                         $    36,714,714
-----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 85.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 27.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)  Security has been issued as a leveraged inverse floater bond.
(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

INSURED PENNSYLVANIA MUNICIPAL BOND FUND as of March 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 157.1%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.8%

$            325   Puerto Rico Electric Power Authority,
                   Variable Rate, 7/1/29(1)(2)                                  $       354,165
-----------------------------------------------------------------------------------------------
                                                                                $       354,165
-----------------------------------------------------------------------------------------------

HOSPITAL -- 8.0%

$            750   Lancaster County Hospital Authority, 5.50%, 3/15/26          $       777,105
             350   Lebanon County Health Facility Authority, (Good
                   Samaritan Hospital), 6.00%, 11/15/35                                 362,120
           1,500   Lehigh County General Purpose Authority, (Lehigh Valley
                   Health Network), 5.25%, 7/1/32                                     1,543,560
             750   Pennsylvania HEFA, (UPMC Health System),
                   6.00%, 1/15/31                                                       805,867
-----------------------------------------------------------------------------------------------
                                                                                $     3,488,652
-----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.5%

$            400   Puerto Rico Electric Power Authority, (FSA), Variable
                   Rate, 7/1/29(2)(3)                                           $       485,320
           1,400   Puerto Rico Electric Power Authority, (FSA),
                   5.125%, 7/1/26                                                     1,501,430
-----------------------------------------------------------------------------------------------
                                                                                $     1,986,750
-----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 2.3%

$          1,000   Pennsylvania Turnpike Commision, Oil Franchise Tax,
                   (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27                $     1,022,740
-----------------------------------------------------------------------------------------------
                                                                                $     1,022,740
-----------------------------------------------------------------------------------------------

INSURED-GAS UTILITIES -- 5.3%

$          1,355   Philadelphia Natural Gas Works, (FSA),
                   5.125%, 8/1/31                                               $     1,413,942
             875   Philadelphia Natural Gas Works, (FSA),
                   Variable Rate, 7/1/28(1)                                             914,156
-----------------------------------------------------------------------------------------------
                                                                                $     2,328,098
-----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 46.2%

$            250   Allegheny County, (FGIC), 5.25%, 11/1/21                     $       269,438
           1,650   Armstrong County, (MBIA), 5.40%, 6/1/31                            1,759,676
           4,845   Canon McMillan School District, (FGIC), 0.00%, 12/1/33             1,062,654
             500   Canon McMillan School District, (FGIC), 5.25%, 12/1/34               530,320
           1,000   Cranberry Township, (FGIC), 5.00%, 12/1/25                         1,040,280
           4,500   East Allegheny School District, (FGIC), 5.00%, 4/1/32              4,665,690
           1,080   Fairview School District, (FGIC), 5.125%, 2/1/29                   1,128,352
$          1,000   Gateway, School District Alleghany County, (FGIC),
                   5.00%, 10/15/32                                              $     1,042,120
           2,555   McKeesport School District, (MBIA), 0.00%, 10/1/21                 1,108,691
           2,000   Pennridge School District, (MBIA), 5.00%, 2/15/29                  2,082,180
             500   Philadelphia, (FSA), 5.00%, 9/15/31                                  516,435
             300   Philadelphia, (FSA), 5.25%, 9/15/25                                  317,064
             585   Philadelphia, (FSA), Variable Rate, 9/15/31(2)(3)                    642,699
           1,000   Pine-Richland School District, (FSA), 5.00%, 9/1/29                1,035,980
             400   Puerto Rico, (FGIC), Variable Rate, 7/1/32(2)(3)                     460,724
           2,500   Upper Clair Township School District, (FSA),
                   5.00%, 7/15/32                                                     2,594,275
-----------------------------------------------------------------------------------------------
                                                                                $    20,256,578
-----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 5.9%

$          2,500   Washington County Hospital Authority, (Washington
                   Hospital), (AMBAC), 5.125%, 7/1/28                           $     2,579,650
-----------------------------------------------------------------------------------------------
                                                                                $     2,579,650
-----------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 4.0%

$          1,700   Allegheny County IDA, (MBIA), 5.00%, 11/1/29                 $     1,768,867
-----------------------------------------------------------------------------------------------
                                                                                $     1,768,867
-----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 7.2%

$          1,300   Philadelphia Authority for Industrial Development
                   Lease Revenue, (FSA), 5.125%, 10/1/26                        $     1,363,141
           1,700   Philadelphia Authority for Industrial Development
                   Lease Revenue, (FSA), 5.25%, 10/1/30                               1,804,652
-----------------------------------------------------------------------------------------------
                                                                                $     3,167,793
-----------------------------------------------------------------------------------------------

INSURED-PRIVATE EDUCATION -- 18.5%

$          1,000   Chester County IDA Educational Facility, (Westtown
                   School), (AMBAC), 5.00%, 1/1/31                              $     1,035,980
           3,365   Delaware County, (Villanova University), (MBIA),
                   5.00%, 12/1/28                                                     3,461,172
           3,000   Pennsylvania HEFA, (Temple University), (MBIA),
                   5.00%, 4/1/29(4)                                                   3,087,780
             500   Pennsylvania Public School Building Authority,
                   (Lehigh Career and Technical Institute), (MBIA),
                   5.00%, 10/1/31                                                       517,535
-----------------------------------------------------------------------------------------------
                                                                                $     8,102,467
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------
INSURED-PUBLIC EDUCATION -- 4.8%

$          1,000   Lycoming County Authority, (Pennsylvania College of
                   Technology), (AMBAC), 5.25%, 5/1/32                          $     1,058,090
           1,000   Pennsylvania HEFA, (Clarion University Foundation),
                   (XLCA), 5.00%, 7/1/33                                              1,035,510
-----------------------------------------------------------------------------------------------
                                                                                $     2,093,600
-----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 10.2%

$          4,350   Pittsburgh and Allegheny County Public Auditorium,
                   (AMBAC), 5.00%, 2/1/29                                       $     4,486,590
-----------------------------------------------------------------------------------------------
                                                                                $     4,486,590
-----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 21.8%

$          2,000   Allegheny County Port Authority, (FGIC),
                   5.00%, 3/1/25                                                $     2,082,800
           1,000   Allegheny County Port Authority, (FGIC),
                   5.00%, 3/1/29                                                      1,038,010
           1,500   Pennsylvania Turnpike Commission Registration Fee,
                   (AMBAC), 5.00%, 7/15/31                                            1,562,130
           3,750   Pennsylvania Turnpike Commission, (AMBAC),
                   5.00%, 7/15/41                                                     3,880,725
             815   Puerto Rico Highway and Transportation Authority,
                   (MBIA), Variable Rate, 7/1/36(2)(3)                                  976,753
-----------------------------------------------------------------------------------------------
                                                                                $     9,540,418
-----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 14.3%

$          1,555   Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25                $       522,667
           2,155   Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25                        724,339
           1,920   Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26                        610,963
           2,500   Pennsylvania University Sewer Authority, (MBIA),
                   5.00%, 11/1/26                                                     2,598,200
           1,000   Philadelphia Water & Wastewater, (FGIC),
                   Variable Rate, 11/1/31(2)(3)                                       1,117,620
             580   Pittsburgh Water and Sewer Authority, (AMBAC),
                   Variable Rate, 12/1/27(2)(3)                                         667,365
-----------------------------------------------------------------------------------------------
                                                                                $     6,241,154
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.3%

$          1,400   Delaware River Joint Toll Bridge Commission,
                   5.00%, 7/1/28                                                $     1,446,284
-----------------------------------------------------------------------------------------------
                                                                                $     1,446,284
-----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 157.1%
   (IDENTIFIED COST $66,214,453)                                                $    68,863,806
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.2%                                          $       981,328
-----------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (59.3)%                                                     $   (26,003,852)
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                         $    43,841,282
-----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 92.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 26.4% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)  Security has been issued as a leveraged inverse floater bond.
(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of March 31, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

                                                                                INSURED            INSURED            INSURED
                                                                           MUNICIPAL FUND II  CALIFORNIA FUND II   FLORIDA FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                                          $   221,850,294    $    86,337,097    $    57,237,651
   Unrealized appreciation                                                        9,746,018          3,725,866          2,554,644
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                       $   231,596,312    $    90,062,963    $    59,792,295
---------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                965,399            577,614                 --
Interest receivable                                                               3,084,804          1,050,086          1,148,687
Prepaid expenses                                                                     85,404              5,946              5,946
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                $   235,731,919    $    91,696,609    $    60,946,928
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                           $     1,542,600    $            --    $            --
Payable for daily variation margin on open financial futures contracts              687,500             85,937             58,437
Due to bank                                                                              --                 --             16,316
Accrued expenses                                                                     58,097             26,469             23,047
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                           $     2,288,197    $       112,406    $        97,800
---------------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus cumulative unpaid
 dividends                                                                       87,539,392         33,750,000         22,501,114
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                      $   145,904,330    $    57,834,203    $    38,348,014
---------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of shares authorized       $        99,147    $        38,522    $        25,596
Additional paid-in capital                                                      140,587,855         54,601,713         36,279,545
Accumulated net realized loss (computed on the basis of identified cost)         (3,463,631)          (658,172)          (507,545)
Accumulated undistributed net investment income                                   1,243,878            413,915            191,370
Net unrealized appreciation (computed on the basis of identified cost)            7,437,081          3,438,225          2,359,048
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                      $   145,904,330    $    57,834,203    $    38,348,014
---------------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                                      3,500              1,350                900
---------------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                                                  9,914,712          3,852,199          2,559,594
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES DIVIDED BY COMMON SHARES ISSUED
 AND OUTSTANDING                                                            $         14.72    $         15.01    $         14.98
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

AS OF MARCH 31, 2004

                                                                                INSURED            INSURED            INSURED
                                                                          MASSACHUSETTS FUND    MICHIGAN FUND     NEW JERSEY FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                                          $    39,456,799    $    33,818,087    $    57,887,515
   Unrealized appreciation                                                        1,564,985          1,608,451          2,958,016
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                       $    41,021,784    $    35,426,538    $    60,845,531
---------------------------------------------------------------------------------------------------------------------------------
Cash                                                                        $        12,483    $        89,350    $            --
Interest receivable                                                                 585,697            583,281            808,373
Receivable from the Transfer Agent                                                       --                951              4,003
Prepaid expenses                                                                      5,946                 --                 --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                $    41,625,910    $    36,100,120    $    61,657,907
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial futures contracts      $        55,000    $        48,194    $        68,750
Due to bank                                                                              --                 --             41,496
Payable to affiliate for Trustees' fees                                                  --                179                 49
Accrued expenses                                                                     19,173             13,247             14,500
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                           $        74,173    $        61,620    $       124,795
---------------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus cumulative unpaid
 dividends                                                                       15,501,860         13,500,336         22,501,114
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                      $    26,049,877    $    22,538,164    $    39,031,998
---------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of shares authorized       $        17,454    $        15,083    $        25,563
Additional paid-in capital                                                       24,721,550         21,359,971         36,226,665
Accumulated net realized loss (computed on the basis of identified cost)           (302,128)          (452,751)          (302,647)
Accumulated undistributed net investment income                                     231,794            173,909            354,123
Net unrealized appreciation (computed on the basis of identified cost)            1,381,207          1,441,952          2,728,294
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                      $    26,049,877    $    22,538,164    $    39,031,998
---------------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                                        620                540                900
---------------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                                                  1,745,386          1,508,282          2,556,260
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES DIVIDED BY COMMON SHARES ISSUED
 AND OUTSTANDING                                                            $         14.92    $         14.94    $         15.27
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

AS OF MARCH 31, 2004

                                                                                INSURED            INSURED            INSURED
                                                                           NEW YORK FUND II       OHIO FUND      PENNSYLVANIA FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                                          $    56,799,311    $    55,865,133    $    66,214,453
   Unrealized appreciation                                                        2,873,109          2,257,785          2,649,353
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                       $    59,672,420    $    58,122,918    $    68,863,806
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                        $       662,732    $            --    $        63,894
Interest receivable                                                                 786,336            863,107          1,000,438
Receivable from the Transfer Agent                                                       --              6,089              2,409
Prepaid expenses                                                                         --              5,945                 --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                $    61,121,488    $    58,998,059    $    69,930,547
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial futures contracts      $        85,937    $       113,437    $        66,000
Due to bank                                                                              --            268,665                 --
Payable to affiliate for Trustees' fees                                                  --                 --                844
Accrued expenses                                                                     22,148             24,539             18,569
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                           $       108,085    $       406,641    $        85,413
----------------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus cumulative unpaid
 dividends                                                                       22,500,574         21,876,704         26,003,852
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                      $    38,512,829    $    36,714,714    $    43,841,282
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of shares authorized       $        25,536    $        25,066    $        29,392
Additional paid-in capital                                                       36,186,792         35,520,838         41,656,893
Accumulated net realized loss (computed on the basis of identified cost)           (540,664)          (834,965)          (523,220)
Accumulated undistributed net investment income                                     256,673            126,965            249,772
Net unrealized appreciation (computed on the basis of identified cost)            2,584,492          1,876,810          2,428,445
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                      $    38,512,829    $    36,714,714    $    43,841,282
----------------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                                        900                875              1,040
----------------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                                                  2,553,603          2,506,586          2,939,188
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES DIVIDED BY COMMON SHARES ISSUED
 AND OUTSTANDING                                                            $         15.08    $         14.65    $         14.92
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2004

                                                                                INSURED             INSURED           INSURED
                                                                           MUNICIPAL FUND II  CALIFORNIA FUND II   FLORIDA FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                    $     6,467,470     $     2,343,646   $     1,567,699
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     $     6,467,470     $     2,343,646   $     1,567,699
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                      $       646,256     $       250,523   $       166,535
Trustees fees and expenses                                                            4,398               3,354               870
Legal and accounting services                                                        22,836              18,635            16,974
Printing and postage                                                                 15,005               5,772             4,720
Custodian fee                                                                        53,851              22,600            15,310
Transfer and dividend disbursing agent                                               68,317              25,220            18,165
Preferred shares remarketing agent fee                                               54,838              42,302            28,202
Miscellaneous                                                                        45,433              11,563             9,345
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              $       910,934     $       379,969   $       260,121
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                               $            --     $         3,363   $         2,087
   Reduction of investment adviser fee                                              176,252              68,325            45,419
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                    $       176,252     $        71,688   $        47,506
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                $       734,682     $       308,281   $       212,615
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                       $     5,732,788     $     2,035,365   $     1,355,084
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                          $     2,559,788     $        55,714   $        33,648
   Financial futures contracts                                                   (7,026,823)           (957,749)         (696,600)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                           $    (4,467,035)    $      (902,035)  $      (662,952)
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                      $     5,126,876     $     2,442,101   $     1,660,414
   Financial futures contracts                                                     (129,540)            363,828           248,502
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                        $     4,997,336     $     2,805,929   $     1,908,916
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                            $       530,301     $     1,903,894   $     1,245,964
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   From net investment income                                               $      (343,034)    $      (129,935)  $       (82,725)
   From net realized gain                                                          (171,657)            (14,985)          (16,866)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                               $      (514,691)    $      (144,920)  $       (99,591)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $     5,748,398     $     3,794,339   $     2,501,457
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE SIX MONTHS ENDED MARCH 31, 2004

                                                                                INSURED            INSURED            INSURED
                                                                          MASSACHUSETTS FUND    MICHIGAN FUND     NEW JERSEY FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                    $     1,127,855    $       975,248    $     1,641,719
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     $     1,127,855    $       975,248    $     1,641,719
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                      $       114,120    $        98,628    $       168,107
Trustees fees and expenses                                                              870                266                919
Legal and accounting services                                                        15,660             13,701             14,231
Printing and postage                                                                  3,354                745                205
Custodian fee                                                                        13,775             10,699             13,480
Transfer and dividend disbursing agent                                               14,074             12,687             17,416
Preferred shares remarketing agent fee                                               19,952             16,922             28,202
Miscellaneous                                                                         8,634             15,145             16,886
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              $       190,439    $       168,793    $       259,446
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                                      $        31,123    $        26,899    $        45,847
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                    $        31,123    $        26,899    $        45,847
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                $       159,316    $       141,894    $       213,599
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                       $       968,539    $       833,354    $     1,428,120
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                          $        39,490    $        26,633    $       143,305
   Financial futures contracts                                                     (504,956)          (404,563)          (631,195)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                           $      (465,466)   $      (377,930)   $      (487,890)
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                      $     1,062,571    $       938,755    $     2,008,179
   Financial futures contracts                                                      174,133             21,470            217,667
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                        $     1,236,704    $       960,225    $     2,225,846
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                            $       771,238    $       582,295    $     1,737,956
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   From net investment income                                               $       (47,140)   $       (61,258)   $       (66,260)
   From net realized gain                                                           (28,935)                --            (38,781)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                               $       (76,075)   $       (61,258)   $      (105,041)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $     1,663,702    $     1,354,391    $     3,061,035
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE SIX MONTHS ENDED MARCH 31, 2004

                                                                                INSURED            INSURED            INSURED
                                                                           NEW YORK FUND II       OHIO FUND      PENNSYLVANIA FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                    $     1,594,983    $     1,530,929    $     1,796,945
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     $     1,594,983    $     1,530,929    $     1,796,945
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                      $       167,735    $       161,392    $       191,348
Trustees fees and expenses                                                              870                870              1,714
Legal and accounting services                                                        16,803             17,173             14,518
Printing and postage                                                                  4,138              5,842              1,025
Custodian fee                                                                        18,113             14,907             13,164
Transfer and dividend disbursing agent                                               21,177             19,176             21,218
Preferred shares remarketing agent fee                                               28,202             27,419             32,589
Miscellaneous                                                                        14,664              8,613             17,915
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              $       271,702    $       255,392    $       293,491
----------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                                      $        45,746    $        44,016    $        52,186
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                    $        45,746    $        44,016    $        52,186
----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                $       225,956    $       211,376    $       241,305
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                       $     1,369,027    $     1,319,553    $     1,555,640
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                          $       289,348    $        11,473    $       (15,420)
   Increase from payment by affiliate                                                10,000                 --                 --
   Net loss realized on the disposal of an investment in violation of
    restrictions                                                                    (10,000)                --                 --
   Financial futures contracts                                                     (852,294)        (1,084,874)          (735,661)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                           $      (562,946)   $    (1,073,401)   $      (751,081)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                      $     1,649,104    $     1,332,858    $     1,834,683
   Financial futures contracts                                                      (35,312)          (159,333)           279,529
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                        $     1,613,792    $     1,173,525    $     2,114,212
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                            $     1,050,846    $       100,124    $     1,363,131
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   From net investment income                                               $       (56,887)   $       (95,912)   $      (100,084)
   From net realized gain                                                           (40,869)            (6,904)           (32,614)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                               $       (97,756)   $      (102,816)   $      (132,698)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $     2,322,117    $     1,316,861    $     2,786,073
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2004

                                                                                INSURED            INSURED            INSURED
INCREASE (DECREASE) IN NET ASSETS                                          MUNICIPAL FUND II  CALIFORNIA FUND II   FLORIDA FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                    $     5,732,788    $     2,035,365    $     1,355,084
   Net realized loss                                                             (4,467,035)          (902,035)          (662,952)
   Net change in unrealized appreciation (depreciation)                           4,997,336          2,805,929          1,908,916
   Distributions to preferred shareholders
      From net investment income                                                   (343,034)          (129,935)           (82,725)
      From net realized gain                                                       (171,657)           (14,985)           (16,866)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $     5,748,398    $     3,794,339    $     2,501,457
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                               $    (4,957,445)   $    (1,825,794)   $    (1,189,548)
   From net realized gain                                                        (1,566,389)          (231,517)          (203,870)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                  $    (6,523,834)   $    (2,057,311)   $    (1,393,418)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to common shareholders                     $       106,173    $        13,781    $        53,868
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                  $       106,173    $        13,781    $        53,868
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                       $      (669,263)   $     1,750,809    $     1,161,907
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                                      $   146,573,593    $    56,083,394    $    37,186,107
---------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                            $   145,904,330    $    57,834,203    $    38,348,014
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED
IN NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                                            $     1,243,878    $       413,915    $       191,370
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE SIX MONTHS ENDED MARCH 31, 2004

                                                                                INSURED            INSURED            INSURED
INCREASE (DECREASE) IN NET ASSETS                                         MASSACHUSETTS FUND    MICHIGAN FUND     NEW JERSEY FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                    $       968,539    $       833,354    $     1,428,120
   Net realized loss                                                               (465,466)          (377,930)          (487,890)
   Net change in unrealized appreciation (depreciation)                           1,236,704            960,225          2,225,846
   Distributions to preferred shareholders
      From net investment income                                                    (47,140)           (61,258)           (66,260)
      From net realized gain                                                        (28,935)                --            (38,781)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $     1,663,702    $     1,354,391    $     3,061,035
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                               $      (826,991)   $      (714,826)   $    (1,226,372)
   From net realized gain                                                          (392,319)                --           (525,716)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                  $    (1,219,310)   $      (714,826)   $    (1,752,088)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to common shareholders                     $        19,973    $         5,342    $        36,263
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                  $        19,973    $         5,342    $        36,263
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                  $       464,365    $       644,907    $     1,345,210
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                                      $    25,585,512    $    21,893,257    $    37,686,788
---------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                            $    26,049,877    $    22,538,164    $    39,031,998
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED
IN NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                                            $       231,794    $       173,909    $       354,123
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE SIX MONTHS ENDED MARCH 31, 2004

                                                                                INSURED            INSURED            INSURED
INCREASE (DECREASE) IN NET ASSETS                                          NEW YORK FUND II       OHIO FUND      PENNSYLVANIA FUND
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                    $     1,369,027    $     1,319,553    $     1,555,640
   Net realized loss                                                               (562,946)        (1,073,401)          (751,081)
   Net change in unrealized appreciation (depreciation)                           1,613,792          1,173,525          2,114,212
   Distributions to preferred shareholders
      From net investment income                                                    (56,887)           (95,912)          (100,084)
      From net realized gain                                                        (40,869)            (6,904)           (32,614)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $     2,322,117    $     1,316,861    $     2,786,073
----------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                               $    (1,229,560)   $    (1,164,903)   $    (1,377,346)
   From net realized gain                                                          (563,836)           (82,913)          (412,505)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                  $    (1,793,396)   $    (1,247,816)   $    (1,789,851)
----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to common shareholders                     $            --    $        36,126    $        23,451
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                  $            --    $        36,126    $        23,451
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                  $       528,721    $       105,171    $     1,019,673
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                                      $    37,984,108    $    36,609,543    $    42,821,609
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                            $    38,512,829    $    36,714,714    $    43,841,282
----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED
IN NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                                            $       256,673    $       126,965    $       249,772
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE PERIOD ENDED SEPTEMBER 30, 2003(1)

                                                                                INSURED            INSURED            INSURED
INCREASE (DECREASE) IN NET ASSETS                                          MUNICIPAL FUND II  CALIFORNIA FUND II   FLORIDA FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                    $     8,636,479    $     3,140,922    $     1,987,583
   Net realized gain                                                              2,695,195            475,791            369,619
   Net change in unrealized appreciation (depreciation)                           2,439,745            632,296            450,132
   Distributions to preferred shareholders from net investment income              (701,821)          (192,472)          (152,002)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $    13,069,598    $     4,056,537    $     2,655,332
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                               $    (7,076,834)   $    (2,599,597)   $    (1,720,498)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                  $    (7,076,834)   $    (2,599,597)   $    (1,720,498)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common shares(2)                                   $   141,787,289    $    55,073,394    $    36,321,367
   Reinvestment of distributions to common shareholders                              43,049                363            200,519
   Offering costs and preferred shares underwriting discounts                    (1,349,509)          (547,303)          (370,613)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                        $   140,480,829    $    54,526,454    $    36,151,273
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                  $   146,473,593    $    55,983,394    $    37,086,107
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                                      $       100,000    $       100,000    $       100,000
---------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                            $   146,573,593    $    56,083,394    $    37,186,107
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED
IN NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                                            $       811,569    $       334,279    $       108,559
---------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to September 30, 2003.
(2) Proceeds from the sale of shares net of sales load paid of $6,681,076, $2,595,081 and $1,711,478 for Insured Municipal Fund II, Insured California Fund II and Insured Florida Fund, respectively.

                        See notes to financial statements

FOR THE PERIOD ENDED SEPTEMBER 30, 2003(1)

                                                                                INSURED            INSURED            INSURED
INCREASE (DECREASE) IN NET ASSETS                                         MASSACHUSETTS FUND    MICHIGAN FUND     NEW JERSEY FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                    $     1,418,804    $     1,230,007    $     2,087,813
   Net realized gain (loss)                                                         579,251            (83,806)           748,013
   Net change in unrealized appreciation (depreciation)                             144,503            481,727            502,448
   Distributions to preferred shareholders from net investment income               (99,094)           (86,751)          (143,861)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $     2,043,464    $     1,541,177    $     3,194,413
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                               $    (1,176,983)   $    (1,017,632)   $    (1,723,590)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                  $    (1,176,983)   $    (1,017,632)   $    (1,723,590)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common shares(2)                                   $    24,879,202    $    21,497,628    $    36,480,532
   Reinvestment of distributions to common shareholders                               8,903              8,225              8,074
   Offering costs and preferred shares underwriting discounts                      (269,074)          (236,141)          (372,641)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                        $    24,619,031    $    21,269,712    $    36,115,965
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                  $    25,485,512    $    21,793,257    $    37,586,788
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                                      $       100,000    $       100,000    $       100,000
---------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                            $    25,585,512    $    21,893,257    $    37,686,788
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED
IN NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                                            $       137,386    $       116,639    $       218,635
---------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to September 30, 2003.
(2) Proceeds from sale of shares net of sales load paid of $1,172,318, $1,012,977 and $1,718,978 for Insured Massachusetts Fund, Insured Michigan Fund and Insured New Jersey Fund, respectively.

                        See notes to financial statements

FOR THE PERIOD ENDED SEPTEMBER 30, 2003(1)

                                                                                INSURED            INSURED            INSURED
INCREASE (DECREASE) IN NET ASSETS                                          NEW YORK FUND II       OHIO FUND      PENNSYLVANIA FUND
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                    $     2,077,120    $     1,922,881    $     2,350,395
   Net realized gain                                                                619,801            311,341            668,618
   Net change in unrealized appreciation (depreciation)                             970,700            703,285            314,233
   Distributions to preferred shareholders from net investment income              (143,577)          (147,817)          (175,228)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $     3,524,044    $     2,789,690    $     3,158,018
----------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                               $    (1,752,264)   $    (1,689,925)   $    (1,999,243)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                  $    (1,752,264)   $    (1,689,925)   $    (1,999,243)
----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common shares(2)                                   $    36,480,718    $    35,761,589    $    41,979,857
   Reinvestment of distributions to common shareholders                               4,010             15,937              6,307
   Offering costs and preferred shares underwriting discounts                      (372,400)          (367,748)          (423,330)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                        $    36,112,328    $    35,409,778    $    41,562,834
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                  $    37,884,108    $    36,509,543    $    42,721,609
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of period                                                      $       100,000    $       100,000    $       100,000
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                            $    37,984,108    $    36,609,543    $    42,821,609
----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED
IN NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF PERIOD                                                            $       174,093    $        68,227    $       171,562
----------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 29, 2002, to September 30, 2003.
(2) Proceeds from the sale of shares net of sales load paid of $1,718,987, $1,685,101 and $1,978,108 for Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

                        See notes to financial statements

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of March 31, 2004
FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                     INSURED MUNICIPAL FUND II
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)                     $       14.790             $       14.325(3)
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                      $        0.578             $        0.879
Net realized and unrealized gain                                                    0.062                      0.508
Distributions to preferred shareholders
   From net investment income                                                      (0.035)                    (0.071)
   From net realized gain                                                          (0.017)                        --
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                               $        0.588             $        1.316
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                 $       (0.500)            $       (0.714)
From net realized gain                                                             (0.158)                        --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                 $       (0.658)            $       (0.714)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL      $           --             $       (0.048)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                    $           --             $       (0.089)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                           $       14.720             $       14.790
-------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                              $       15.450             $       14.000
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                           4.02%(4)                   8.46%(5)
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                             15.34%(4)                   2.67%(5)
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                     INSURED MUNICIPAL FUND II
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)      $      145,904             $      146,574
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                   1.00%(7)                   0.86%(7)
   Net expenses after custodian fee reduction(6)                                     1.00%(7)                   0.84%(7)
   Net investment income(6)                                                          7.77%(7)                   7.14%(7)
Portfolio Turnover                                                                     10%                        79%
+    The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
     Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                       1.24%(7)                   1.09%(7)
   Expenses after custodian fee reduction(6)                                         1.24%(7)                   1.07%(7)
   Net investment income(6)                                                          7.53%(7)                   6.91%(7)
   Net investment income per share                                         $        0.560             $        0.851
-------------------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                      0.63%(7)                   0.57%(7)
   Net expenses after custodian fee reduction                                        0.63%(7)                   0.56%(7)
   Net investment income                                                             4.88%(7)                   4.72%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                          0.78%(7)                   0.72%(7)
   Expenses after custodian fee reduction                                            0.78%(7)                   0.71%(7)
   Net investment income                                                             4.73%(7)                   4.57%(7)
-------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                               3,500                      3,500
   Asset coverage per preferred share(8)                                   $       66,698             $       66,893
   Involuntary liquidation preference per preferred share(9)               $       25,000             $       25,000
   Approximate market value per preferred share(9)                         $       25,000             $       25,000

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                    INSURED CALIFORNIA FUND II
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD (COMMON SHARES)                     $       14.560             $       14.325(3)
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                      $        0.528             $        0.822
Net realized and unrealized gain                                                    0.494                      0.281
Distributions to preferred shareholders
   From net investment income                                                      (0.034)                    (0.050)
   From net realized gain                                                          (0.004)                        --
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                               $        0.984             $        1.053
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                 $       (0.474)            $       (0.675)
From net realized gain                                                             (0.060)                        --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                 $       (0.534)            $       (0.675)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL      $           --             $       (0.054)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                    $           --             $       (0.089)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                           $       15.010             $       14.560
-------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                              $       14.960             $       13.800
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                           6.86%(4)                   6.62%(5)
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                             12.37%(4)                   1.06%(5)
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                    INSURED CALIFORNIA FUND II
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)      $       57,834             $       56,083
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                   1.08%(7)                   0.98%(7)
   Net expenses after custodian fee reduction(6)                                     1.07%(7)                   0.96%(7)
   Net investment income(6)                                                          7.09%(7)                   6.75%(7)
Portfolio Turnover                                                                      4%                        36%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                       1.32%(7)                   1.22%(7)
   Expenses after custodian fee reduction(6)                                         1.31%(7)                   1.20%(7)
   Net investment income(6)                                                          6.85%(7)                   6.51%(7)
   Net investment income per share                                         $        0.510             $        0.793
-------------------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                      0.69%(7)                   0.64%(7)
   Net expenses after custodian fee reduction                                        0.68%(7)                   0.63%(7)
   Net investment income                                                             4.47%(7)                   4.46%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                          0.84%(7)                   0.80%(7)
   Expenses after custodian fee reduction                                            0.83%(7)                   0.79%(7)
   Net investment income                                                             4.32%(7)                   4.30%(7)
-------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                               1,350                      1,350
   Asset coverage per preferred share(8)                                   $       67,840             $       66,545
   Involuntary liquidation preference per preferred share(9)               $       25,000             $       25,000
   Approximate market value per preferred share(9)                         $       25,000             $       25,000

(1)  Computed using average shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or maket value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                       INSURED FLORIDA FUND
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)                     $       14.550             $       14.325(3)
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                      $        0.530             $        0.788
Net realized and unrealized gain                                                    0.484                      0.319
Distributions to preferred shareholders
   From net investment income                                                      (0.032)                    (0.060)
   From net realized gain                                                          (0.007)                        --
-------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME FROM OPERATIONS                                               $        0.975             $        1.047
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                 $       (0.465)            $       (0.675)
From net realized gain                                                             (0.080)                        --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                 $       (0.545)            $       (0.675)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL      $           --             $       (0.058)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                    $           --             $       (0.089)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                           $       14.980             $       14.550
-------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                              $       15.110             $       14.100
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                           6.83%(4)                   6.37%(5)
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                             11.20%(4)                   3.08%(5)
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                       INSURED FLORIDA FUND
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)      $       38,348             $       37,186
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                   1.13%(7)                   1.04%(7)
   Net expenses after custodian fee reduction(6)                                     1.12%(7)                   0.98%(7)
   Net investment income(6)                                                          7.12%(7)                   6.45%(7)
Portfolio Turnover                                                                      6%                        29%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                       1.37%(7)                   1.29%(7)
   Expenses after custodian fee reduction(6)                                         1.36%(7)                   1.23%(7)
   Net investment income(6)                                                          6.88%(7)                   6.20%(7)
   Net investment income per share                                         $        0.512             $        0.757
-------------------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                      0.71%(7)                   0.69%(7)
   Net expenses after custodian fee reduction                                        0.70%(7)                   0.65%(7)
   Net investment income                                                             4.47%(7)                   4.25%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios would be as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                          0.86%(7)                   0.86%(7)
   Expenses after custodian fee reduction                                            0.85%(7)                   0.82%(7)
   Net investment income                                                             4.32%(7)                   4.08%(7)
-------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                 900                        900
   Asset coverage per preferred share(8)                                   $       67,610             $       66,319
   Involuntary liquidation preference per preferred share(9)               $       25,000             $       25,000
   Approximate market value per preferred share(9)                         $       25,000             $       25,000

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                    INSURED MASSACHUSETTS FUND
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)                     $       14.670             $       14.325(3)
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                      $        0.555             $        0.823
Net realized and unrealized gain                                                    0.438                      0.411
Distributions to preferred shareholders
   From net investment income                                                      (0.027)                    (0.058)
   From net realized gain                                                          (0.017)                        --
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                               $        0.949             $        1.176
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                 $       (0.474)            $       (0.675)
From net realized gain                                                             (0.225)                        --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                 $       (0.699)            $       (0.675)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL      $           --             $       (0.066)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                    $           --             $       (0.090)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                           $       14.920             $       14.670
-------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                              $       16.030             $       14.450
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                           6.56%(4)                   7.22%(5)
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                             16.24%(4)                   5.61%(5)
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                    INSURED MASSACHUSETTS FUND
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)      $       26,050             $       25,586
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                   1.23%(7)                   1.10%(7)
   Net expenses after custodian fee reduction(6)                                     1.23%(7)                   1.06%(7)
   Net investment income(6)                                                          7.45%(7)                   6.73%(7)
Portfolio Turnover                                                                     14%                        81%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                       1.47%(7)                   1.36%(7)
   Expenses after custodian fee reduction(6)                                         1.47%(7)                   1.32%(7)
   Net investment income(6)                                                          7.21%(7)                   6.47%(7)
   Net investment income per share                                         $        0.537             $        0.791
-------------------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                      0.77%(7)                   0.73%(7)
   Net expenses after custodian fee reduction                                        0.77%(7)                   0.70%(7)
   Net investment income                                                             4.67%(7)                   4.42%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                          0.92%(7)                   0.90%(7)
   Expenses after custodian fee reduction                                            0.92%(7)                   0.87%(7)
   Net investment income                                                             4.52%(7)                   4.25%(7)
-------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                 620                        620
   Asset coverage per preferred share(8)                                   $       67,019             $       66,270
   Involuntary liquidation preference per preferred share(9)               $       25,000             $       25,000
   Approximate market value per preferred share(9)                         $       25,000             $       25,000

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002 to September 30, 2003.
(3) Net asset value at the beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annaulized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                       INSURED MICHIGAN FUND
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)                     $       14.520             $       14.325(3)
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                      $        0.553             $        0.824
Net realized and unrealized gain                                                    0.382                      0.262
Distribution to preferred shareholders
   From net investment income                                                      (0.041)                    (0.058)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                               $        0.894             $        1.028
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                 $       (0.474)            $       (0.675)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                 $       (0.474)            $       (0.675)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL      $           --             $       (0.068)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                    $           --             $       (0.090)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                           $       14.940             $       14.520
-------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                              $       16.350             $       14.410
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                           6.16%(4)                   6.12%(5)
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                             17.06%(4)                   5.31%(5)
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                       INSURED MICHIGAN FUND
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)      $       22,538             $       21,893
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                   1.27%(7)                   1.14%(7)
   Net expenses after custodian fee reduction(6)                                     1.27%(7)                   1.09%(7)
   Net investment income(6)                                                          7.45%(7)                   6.75%(7)
Portfolio Turnover                                                                      3%                        79%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                       1.51%(7)                   1.41%(7)
   Expenses after custodian fee reduction(6)                                         1.51%(7)                   1.36%(7)
   Net investment income(6)                                                          7.21%(7)                   6.48%(7)
   Net investment income per share                                         $        0.535             $        0.792
-------------------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                      0.79%(7)                   0.75%(7)
   Net expenses after custodian fee reduction                                        0.79%(7)                   0.71%(7)
   Net investment income                                                             4.65%(7)                   4.42%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                          0.94%(7)                   0.93%(7)
   Expenses after custodian fee reduction                                            0.94%(7)                   0.89%(7)
   Net investment income                                                             4.50%(7)                   4.25%(7)
-------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                 540                        540
   Asset coverage per preferred share(8)                                   $       66,738             $       65,543
   Involuntary liquidation preference per preferred share(9)               $       25,000             $       25,000
   Approximate market value per preferred share(9)                         $       25,000             $       25,000

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this number by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                      INSURED NEW JERSEY FUND
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)                     $       14.760             $       14.325(3)
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                      $        0.559             $        0.826
Net realized and unrealized gain                                                    0.678                      0.489
Distribution to preferred shareholders
   From net investment income                                                      (0.026)                    (0.058)
   From net realized gain                                                          (0.015)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                               $        1.196             $        1.257
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                 $       (0.480)            $       (0.675)
From net realized gain                                                             (0.206)                        --
-------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                 $       (0.686)            $       (0.675)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL      $           --             $       (0.058)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                    $           --             $       (0.089)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                           $       15.270             $       14.760
-------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                              $       15.910             $       14.520
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                           8.24%(4)                   7.89%(5)
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                             14.64%(4)                   6.14%(5)
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                      INSURED NEW JERSEY FUND
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++
Net assets applicable to common shares, end of period (000's omitted)      $       39,032             $       37,687
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                   1.10%(7)                   1.03%(7)
   Net expenses after custodian fee reduction(6)                                     1.10%(7)                   0.99%(7)
   Net investment income(6)                                                          7.39%(7)                   6.69%(7)
Portfolio Turnover                                                                      5%                        68%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                       1.34%(7)                   1.28%(7)
   Expenses after custodian fee reduction(6)                                         1.34%(7)                   1.24%(7)
   Net investment income(6)                                                          7.15%(7)                   6.44%(7)
   Net investment income per share                                         $        0.541             $        0.795
-------------------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                      0.70%(7)                   0.69%(7)
   Net expenses after custodian fee reduction                                        0.70%(7)                   0.66%(7)
   Net investment income                                                             4.67%(7)                   4.43%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                          0.85%(7)                   0.85%(7)
   Expenses after custodian fee reduction                                            0.85%(7)                   0.82%(7)
   Net investment income                                                             4.52%(7)                   4.26%(7)
-------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                 900                        900
   Asset coverage per preferred share(8)                                   $       68,370             $       66,875
   Involuntary liquidation preference per preferred share(9)               $       25,000             $       25,000
   Approximate market value per preferred share(9)                         $       25,000             $       25,000

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number or preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                     INSURED NEW YORK FUND II
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)                     $       14.870             $       14.325(3)
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                      $        0.536             $        0.818
Net realized and unrealized gain                                                    0.415                      0.617
Distributions to preferred shareholders
   From net investment income                                                      (0.022)                    (0.057)
   From net realized gain                                                          (0.016)                        --
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                               $        0.913             $        1.378
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                 $       (0.482)            $       (0.686)
From net realized gain                                                             (0.221)                        --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                 $       (0.703)            $       (0.686)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL      $           --             $       (0.058)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                    $           --             $       (0.089)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                           $       15.080             $       14.870
-------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                              $       15.270             $       13.710
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                           6.30%(4)(10)               8.87%(5)
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                             16.75%(4)(10)               0.38%(5)
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                     INSURED NEW YORK FUND II
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)      $       38,513             $       37,984
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                   1.17%(7)                   1.03%(7)
   Net expenses after custodian fee reduction(6)                                     1.17%(7)                   0.98%(7)
   Net investment income(6)                                                          7.11%(7)                   6.65%(7)
Portfolio Turnover                                                                      7%                        66%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                       1.41%(7)                   1.28%(7)
   Expenses after custodian fee reduction(6)                                         1.41%(7)                   1.23%(7)
   Net investment income(6)                                                          6.87%(7)                   6.40%(7)
   Net investment income per share                                         $        0.518             $        0.787
-------------------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                      0.74%(7)                   0.68%(7)
   Net expenses after custodian fee reduction                                        0.74%(7)                   0.65%(7)
   Net investment income                                                             4.49%(7)                   4.40%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios would be as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                          0.89%(7)                   0.85%(7)
   Expenses after custodian fee reduction                                            0.89%(7)                   0.82%(7)
   Net investment income                                                             4.34%(7)                   4.23%(7)
-------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                 900                        900
   Asset coverage per preferred share(8)                                   $       67,793             $       67,209
   Involuntary liquidation preference per preferred share(9)               $       25,000             $       25,000
   Approximate market value per preferred share(9)                         $       25,000             $       25,000

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.
(10) During the six months ended March 31, 2004, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment in violation of restrictions. This reimbursement was less than $0.01 per common share and had no effect on total investment return on net asset value and total investment return on market value for the six months ended March 31, 2004.

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                         INSURED OHIO FUND
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)                     $       14.620             $       14.325(3)
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                      $        0.527             $        0.776
Net realized and unrealized gain                                                    0.042                      0.402
Distributions to preferred shareholders
   From net investment income                                                      (0.038)                    (0.060)
   From net realized gain                                                          (0.003)                        --
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                               $        0.528             $        1.118
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                 $       (0.465)            $       (0.675)
From net realized gain                                                             (0.033)                        --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                 $       (0.498)            $       (0.675)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL      $           --             $       (0.060)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                    $           --             $       (0.088)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                           $       14.650             $       14.620
-------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                              $       15.760             $       14.430
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                           3.57%(4)                   6.85%(5)
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                             12.88%(4)                   5.46%(5)
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                         INSURED OHIO FUND
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)      $       36,715             $       36,610
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                   1.15%(7)                   1.05%(7)
   Net expenses after custodian fee reduction(6)                                     1.15%(7)                   0.99%(7)
   Net investment income(6)                                                          7.17%(7)                   6.38%(7)
Portfolio Turnover                                                                      4%                        32%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                       1.39%(7)                   1.30%(7)
   Expenses after custodian fee reduction(6)                                         1.39%(7)                   1.24%(7)
   Net investment income(6)                                                          6.93%(7)                   6.13%(7)
   Net investment income per share                                         $        0.509             $        0.746
-------------------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                      0.72%(7)                   0.69%(7)
   Net expenses after custodian fee reduction                                        0.72%(7)                   0.65%(7)
   Net investment income                                                             4.50%(7)                   4.21%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                          0.87%(7)                   0.86%(7)
   Expenses after custodian fee reduction                                            0.87%(7)                   0.82%(7)
   Net investment income                                                             4.35%(7)                   4.04%(7)
-------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                 875                        875
   Asset coverage per preferred share(8)                                   $       66,962             $       66,841
   Involuntary liquidation preference per preferred share(9)               $       25,000             $       25,000
   Approximate market value per preferred share(9)                         $       25,000             $       25,000

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or maket value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current maket price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.

                    See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                     INSURED PENNSYLVANIA FUND
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)                     $       14.580             $       14.325(3)
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                      $        0.529             $        0.811
Net realized and unrealized gain                                                    0.465                      0.331
Distributions to preferred shareholders
   From net investment income                                                      (0.034)                    (0.060)
   From net realized gain                                                          (0.011)                        --
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                               $        0.949             $        1.082
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                 $       (0.469)            $       (0.681)
From net realized gain                                                             (0.140)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                 $       (0.609)            $       (0.681)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL      $           --             $       (0.056)
-------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                    $           --             $       (0.090)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                           $       14.920             $       14.580
-------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                              $       16.060             $       14.330
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE                                           6.55%(4)                   6.63%(5)
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE                                             16.69%(4)                   4.80%(5)
-------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                     INSURED PENNSYLVANIA FUND
                                                                          -----------------------------------------------
                                                                          SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2004         ------------------------
                                                                          (UNAUDITED)(1)                2003(1)(2)
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of period (000's omitted)      $       43,841             $       42,822
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(6)                                                                   1.11%(7)                   1.03%(7)
   Net expenses after custodian fee reduction(6)                                     1.11%(7)                   0.97%(7)
   Net investment income(6)                                                          7.14%(7)                   6.64%(7)
Portfolio Turnover                                                                      5%                        34%
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(6)                                                                       1.35%(7)                   1.28%(7)
   Expenses after custodian fee reduction(6)                                         1.35%(7)                   1.22%(7)
   Net investment income(6)                                                          6.90%(7)                   6.39%(7)
   Net investment income per share                                         $        0.512             $        0.780
-------------------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                      0.69%(7)                   0.68%(7)
   Net expenses after custodian fee reduction                                        0.69%(7)                   0.64%(7)
   Net investment income                                                             4.47%(7)                   4.37%(7)
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                          0.84%(7)                   0.84%(7)
   Expenses after custodian fee reduction                                            0.84%(7)                   0.80%(7)
   Net investment income                                                             4.32%(7)                   4.20%(7)
-------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                               1,040                      1,040
   Asset coverage per preferred share(8)                                   $       67,159             $       66,178
   Involuntary liquidation preference per preferred share(9)               $       25,000             $       25,000
   Approximate market value per preferred share(9)                         $       25,000             $       25,000

(1)  Computed using average common shares outstanding.
(2) For the period from the start of business, November 29, 2002, to September 30, 2003.
(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
(4) Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
(6) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
(7)  Annualized.
(8) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
(9)  Plus accumulated and unpaid dividends.

                    See notes to financial statements

EATON VANCE INSURED MUNICIPAL BOND FUNDS as of March 31, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Insured Municipal Bond Fund II (Insured Municipal Fund II), Eaton Vance Insured California Municipal Bond Fund II (Insured California Fund II), Eaton Vance Insured Florida Municipal Bond Fund (Insured Florida Fund), Eaton Vance Insured Massachusetts Municipal Bond Fund (Insured Massachusetts Fund), Eaton Vance Insured Michigan Municipal Bond Fund (Insured Michigan Fund), Eaton Vance Insured New Jersey Municipal Bond Fund (Insured New Jersey Fund), Eaton Vance Insured New York Municipal Bond Fund II (Insured New York Fund
   II), Eaton Vance Insured Ohio Municipal Bond Fund (Insured Ohio Fund), and Eaton Vance Insured Pennsylvania Municipal Bond Fund (Insured Pennsylvania
   Fund) (individually referred to as the Fund or collectively the Funds) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. Each of the Funds was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated October 3, 2002. Each Fund's investment objective is to achieve current income exempt from regular federal income tax, including alternative minimum tax, and taxes in its specified state. Each Fund seeks to achieve its objective by investing primarily in high grade municipal obligations that are insured as to the timely payment of principal and interest.

   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

   C INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   D FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary.

   In addition, each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends.

   Additionally, at September 30, 2003, Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Michigan Fund and Insured Pennsylvania Fund had net capital losses of $622,940, $175,668, $74,414, $271,775, and $61,966 respectively, attributable to security transactions incurred after October 31, 2002. These are treated as arising on the first day of each Fund's taxable year ending September 30, 2004.

   E ORGANIZATION AND OFFERING COSTS -- Costs incurred by each Fund in connection with its organization have been expensed. Costs incurred by each Fund in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

   F FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   G OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under each Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund and shareholders are indemnified against personal liability for the obligations of each Fund. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

   J EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to March 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  AUCTION PREFERRED SHARES (APS)

   Each Fund issued Auction Preferred Shares on January 15, 2003 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Fund. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Fund's APS and have been reset every seven days thereafter by an auction. Initially, the Insured Municipal Fund II elected an Initial Dividend Period for Series B of 360 days. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates. Auction Preferred Shares issued and outstanding as of March 31, 2004 and dividend rate ranges for the six months ended March 31, 2004 are as indicated below:

                                        PREFERRED SHARES        DIVIDENDS RATE
   FUND                               ISSUED AND OUTSTANDING        RANGES
   ---------------------------------------------------------------------------
   Insured Municipal II Series A               1,750             0.45% - 1.75%
   Insured Municipal II Series B               1,750             1.06% - 1.35%
   Insured California II                       1,350             0.40% - 1.50%
   Insured Florida                               900             0.45% - 1.19%
   Insured Massachusetts                         620             0.45% - 1.75%
   Insured Michigan                              540             0.60% - 1.20%
   Insured New Jersey                            900             0.40% - 2.00%
   Insured New York II                           900             0.45% - 1.25%
   Insured Ohio                                  875             0.75% - 1.75%
   Insured Pennsylvania                        1,040             0.82% - 1.15%

   The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the

   Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Fund pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  DISTRIBUTIONS TO SHAREHOLDERS

   Each Fund intends to make monthly distributions of net investment income, after payments of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions of realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. Effective January 9, 2004, the Series B shares of the Insured Municipal Fund II set a special dividend period of 366 days. The Insured Municipal Fund II Series B pays accumulated dividends on the first business day of each month. Final payment will be made on January 10, 2005. The applicable dividend rate for Auction Preferred Shares on March 31, 2004 are listed below. For the six months ended March 31, 2004, the amount of dividends each Fund paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                                  DIVIDENDS PAID
                                                   TO PREFERRED
                                                   SHAREHOLDERS
                                                     FROM NET
                                                 INVESTMENT INCOME       AVERAGE APS
                                   APS           AND NET REALIZED      DIVIDEND RATES
                             DIVIDEND RATES        GAIN FOR THE      FOR THE SIX MONTHS
                                  AS OF          SIX MONTHS ENDED           ENDED
   FUND                       MARCH 31, 2004       MARCH 31, 2004       MARCH 31, 2004
   ------------------------------------------------------------------------------------
   Insured Municipal II
   Series A                       0.90%               260,452               0.93%
   Insured Municipal II
   Series B                       1.06%               254,239               1.27%
   Insured California II          0.45%               144,920               0.85%
   Insured Florida                0.90%                99,591               0.88%
   Insured Massachusetts          0.73%                76,075               0.98%
   Insured Michigan               0.90%                61,258               0.90%
   Insured New Jersey             0.90%               105,041               0.93%
   Insured New York II            0.94%                97,756               0.87%
   Insured Ohio                   0.95%               102,816               0.94%
   Insured Pennsylvania           0.90%               132,698               0.93%

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at an annual rate of 0.55% of each Fund's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Fund. Except for Trustees of each Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. For the six months ended March 31, 2004, the fee was equivalent to 0.55% (annualized) of each Fund's average weekly gross assets and amounted to $646,256, $250,523, $166,535, $114,120, $98,628,
   $168,107, $167,735, $161,392 and $191,348 for Insured Municipal Fund II,
   Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively. EVM also serves as the administrator of the Funds, but currently receives no compensation.

   In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.15% of average weekly total assets of each Fund during the first five full years of each Fund's operations, 0.10% of average weekly total assets of each Fund in year six, and 0.05% in year seven. For the six months ended March 31, 2004, EVM contractually waived $176,252, $68,325, $45,419, $31,123, $26,899, $45,847, $45,746, $44,016 and
   $52,186 for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

   Eaton Vance has agreed to pay offering costs (other than sales load) that exceed $0.03 per common share. Eaton Vance has agreed to reimburse all Fund organization costs.

   EVM made a voluntary reimbursement to the Eaton Vance Insured New York Municipal Bond Fund II of $10,000 to compensate the Fund for a realized loss incurred from the sale of an investment security in violation of the Fund's investment restrictions.

   Certain officers and one Trustee of each Fund are officers of the above organization.

   During the six months ended March 31, 2004, the Insured Florida Fund engaged in a sale transaction in the amount of $512,305 with a Portfolio which utilizes Boston Management and Research, a wholly-owned subsidiary of EVM, as an investment adviser. The sale transaction complied with Rule 17a-7 under the Investment Company Act of 1940.

5  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended March 31, 2004 were as follows:

   INSURED MUNICIPAL FUND II

   Purchases                                    $    23,877,307
   Sales                                             36,285,993

   INSURED CALIFORNIA FUND II

   Purchases                                    $     3,496,567
   Sales                                              5,201,220

   INSURED FLORIDA FUND

   Purchases                                    $     3,359,230
   Sales                                              3,727,206

   INSURED MASSACHUSETTS FUND

   Purchases                                    $     5,756,656
   Sales                                              7,623,894

   INSURED MICHIGAN FUND

   Purchases                                    $     1,008,130
   Sales                                              1,788,436

   INSURED NEW JERSEY FUND

   Purchases                                    $     3,266,377
   Sales                                              4,788,648

   INSURED NEW YORK FUND II

   Purchases                                    $     4,405,160
   Sales                                              6,620,428

   INSURED OHIO FUND

   Purchases                                    $     2,202,732
   Sales                                              3,383,109

   INSURED PENNSYLVANIA FUND

   Purchases                                    $     3,716,463
   Sales                                              4,624,178

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at March 31, 2004, as computed for Federal income tax purposes, were as follows:

   INSURED MUNICIPAL FUND II

   AGGREGATE COST                               $   221,787,116
   ------------------------------------------------------------
   Gross unrealized appreciation                $    10,709,338
   Gross unrealized depreciation                       (900,142)
   ------------------------------------------------------------

   NET UNREALIZED APPRECIATION                  $     9,809,196
   ------------------------------------------------------------

   INSURED CALIFORNIA FUND II

   AGGREGATE COST                               $    86,314,140
   ------------------------------------------------------------
   Gross unrealized appreciation                $     3,748,823
   Gross unrealized depreciation                             --
   ------------------------------------------------------------

   NET UNREALIZED APPRECIATION                  $     3,748,823
   ------------------------------------------------------------

   INSURED FLORIDA FUND

   AGGREGATE COST                               $    57,227,193
   ------------------------------------------------------------
   Gross unrealized appreciation                $     2,565,102
   Gross unrealized depreciation                             --
   ------------------------------------------------------------

   NET UNREALIZED APPRECIATION                  $     2,565,102
   ------------------------------------------------------------

   INSURED MASSACHUSETTS FUND

   AGGREGATE COST                               $    39,447,810
   ------------------------------------------------------------
   Gross unrealized appreciation                $     1,591,194
   Gross unrealized depreciation                        (17,220)
   ------------------------------------------------------------

   NET UNREALIZED APPRECIATION                  $     1,573,974
   ------------------------------------------------------------

   INSURED MICHIGAN FUND

   AGGREGATE COST                               $    33,805,685
   ------------------------------------------------------------
   Gross unrealized appreciation                $     1,620,853
   Gross unrealized depreciation                             --
   ------------------------------------------------------------

   NET UNREALIZED APPRECIATION                  $     1,620,853
   ------------------------------------------------------------

   INSURED NEW JERSEY FUND

   AGGREGATE COST                               $    57,886,572
   ------------------------------------------------------------
   Gross unrealized appreciation                $     2,965,664
   Gross unrealized depreciation                         (6,705)
   ------------------------------------------------------------

   NET UNREALIZED APPRECIATION                  $     2,958,959
   ------------------------------------------------------------

   INSURED NEW YORK FUND II

   AGGREGATE COST                               $    56,787,798
   ------------------------------------------------------------
   Gross unrealized appreciation                $     2,884,622
   Gross unrealized depreciation                             --
   ------------------------------------------------------------

   NET UNREALIZED APPRECIATION                  $     2,884,622
   ------------------------------------------------------------

   INSURED OHIO FUND

   AGGREGATE COST                               $    55,837,218
   ------------------------------------------------------------
   Gross unrealized appreciation                $     2,286,403
   Gross unrealized depreciation                           (703)
   ------------------------------------------------------------

   NET UNREALIZED APPRECIATION                  $     2,285,700
   ------------------------------------------------------------

   INSURED PENNSYLVANIA FUND

   AGGREGATE COST                               $    66,207,343
   ------------------------------------------------------------
   Gross unrealized appreciation                $     2,656,463
   Gross unrealized depreciation                             --
   ------------------------------------------------------------

   NET UNREALIZED APPRECIATION                  $     2,656,463
   ------------------------------------------------------------

7  SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Funds to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares for the six months ended March 31, 2004 were as follows:

                                                         INSURED MUNICIPAL FUND II
                                                --------------------------------------------
                                                SIX MONTHS ENDED
                                                MARCH 31, 2004         YEAR ENDED
                                                (UNAUDITED)            SEPTEMBER 30, 2003(1)
   -----------------------------------------------------------------------------------------
   Sales                                                      --                9,897,891
   Shares issued pursuant to the Fund's
     dividend reinvestment plan                            7,131                    3,023
   -----------------------------------------------------------------------------------------

   NET INCREASE                                            7,131                9,900,914
   -----------------------------------------------------------------------------------------

                                                         INSURED CALIFORNIA FUND II
                                                --------------------------------------------
                                                SIX MONTHS ENDED
                                                MARCH 31, 2004         YEAR ENDED
                                                (UNAUDITED)            SEPTEMBER 30, 2003(1)
   -----------------------------------------------------------------------------------------
   Sales                                                      --                3,844,564
   Shares issued pursuant to the Fund's
     dividend reinvestment plan                              942                       26
   -----------------------------------------------------------------------------------------

   NET INCREASE                                              942                3,844,590
   -----------------------------------------------------------------------------------------

                                                            INSURED FLORIDA FUND
                                                --------------------------------------------
                                                SIX MONTHS ENDED
                                                MARCH 31, 2004         YEAR ENDED
                                                (UNAUDITED)            SEPTEMBER 30, 2003(1)
   -----------------------------------------------------------------------------------------
   Sales                                                      --                2,535,523
   Shares issued pursuant to the Fund's
     dividend reinvestment plan                            3,671                   13,733
   -----------------------------------------------------------------------------------------

   NET INCREASE                                            3,671                2,549,256
   -----------------------------------------------------------------------------------------

                                                         INSURED MASSACHUSETTS FUND
                                                --------------------------------------------
                                                SIX MONTHS ENDED
                                                MARCH 31, 2004         YEAR ENDED
                                                (UNAUDITED)            SEPTEMBER 30, 2003(1)
   -----------------------------------------------------------------------------------------
   Sales                                                      --                1,736,767
   Shares issued pursuant to the Fund's
     dividend reinvestment plan                            1,346                      606
   -----------------------------------------------------------------------------------------

   NET INCREASE                                            1,346                1,737,373
   -----------------------------------------------------------------------------------------

                                                           INSURED MICHIGAN FUND
                                                --------------------------------------------
                                                SIX MONTHS ENDED
                                                MARCH 31, 2004         YEAR ENDED
                                                (UNAUDITED)            SEPTEMBER 30, 2003(1)
   -----------------------------------------------------------------------------------------
   Sales                                                      --                1,500,707
   Shares issued pursuant to the Fund's
     dividend reinvestment plan                              352                      556
   -----------------------------------------------------------------------------------------

   NET INCREASE                                              352                1,501,263
   -----------------------------------------------------------------------------------------

                                                           INSURED NEW JERSEY FUND
                                                --------------------------------------------
                                                SIX MONTHS ENDED
                                                MARCH 31, 2004         YEAR ENDED
                                                (UNAUDITED)            SEPTEMBER 30, 2003(1)
   -----------------------------------------------------------------------------------------
   Sales                                                      --                2,546,634
   Shares issued pursuant to the Fund's
     dividend reinvestment plan                            2,406                      553
   -----------------------------------------------------------------------------------------

   NET INCREASE                                            2,406                2,547,187
   -----------------------------------------------------------------------------------------

                                                          INSURED NEW YORK FUND II
                                                --------------------------------------------
                                                SIX MONTHS ENDED
                                                MARCH 31, 2004         YEAR ENDED
                                                (UNAUDITED)            SEPTEMBER 30, 2003(1)
   -----------------------------------------------------------------------------------------
   Sales                                                      --                2,546,647
   Shares issued pursuant to the Fund's
     dividend reinvestment plan                               --                      289
   -----------------------------------------------------------------------------------------

   NET INCREASE                                               --                2,546,936
   -----------------------------------------------------------------------------------------

                                                             INSURED OHIO FUND
                                                --------------------------------------------
                                                SIX MONTHS ENDED
                                                MARCH 31, 2004         YEAR ENDED
                                                (UNAUDITED)            SEPTEMBER 30, 2003(1)
   -----------------------------------------------------------------------------------------
   Sales                                                      --                2,496,446
   Shares issued pursuant to the Fund's
     dividend reinvestment plan                            2,400                    1,073
   -----------------------------------------------------------------------------------------

   NET INCREASE                                            2,400                2,497,519
   -----------------------------------------------------------------------------------------

                                                         INSURED PENNSYLVANIA FUND
                                                --------------------------------------------
                                                SIX MONTHS ENDED
                                                MARCH 31, 2004         YEAR ENDED
                                                (UNAUDITED)            SEPTEMBER 30, 2003(1)
   -----------------------------------------------------------------------------------------
   Sales                                                      --                2,930,531
   Shares issued pursuant to the Fund's
     dividend reinvestment plan                            1,564                      426
   -----------------------------------------------------------------------------------------

   NET INCREASE                                            1,564                2,930,957
   -----------------------------------------------------------------------------------------

   (1) For the period from the start of business, November 29, 2002, to September 30, 2003.

8  FINANCIAL INSTRUMENTS

   Each Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment each Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at March 31, 2004 is as follows:

   FUTURES CONTRACTS

                      EXPIRATION                                                NET UNREALIZED
   FUND               DATE             CONTRACTS                  POSITION       DEPRECIATION
   -------------------------------------------------------------------------------------------
   Insured
   Municipal II       6/04             1,000 U.S. Treasury Bond   Short          $ (2,308,937)
   -------------------------------------------------------------------------------------------

   Insured
   California II      6/04             125 U.S. Treasury Bond     Short          $   (287,641)
   -------------------------------------------------------------------------------------------

   Insured Florida    6/04             85 U.S. Treasury Bond      Short          $   (195,596)
   -------------------------------------------------------------------------------------------

   Insured
   Massachusetts      6/04             80 U.S. Treasury Bond      Short          $   (183,778)
   -------------------------------------------------------------------------------------------

   Insured Michigan   6/04             77 U.S. Treasury Bond      Short          $   (166,499)
   -------------------------------------------------------------------------------------------

   Insured
   New Jersey         6/04             100 U.S. Treasury Bond     Short          $   (229,722)
   -------------------------------------------------------------------------------------------

   Insured
   New York II        6/04             125 U.S. Treasury Bond     Short          $   (288,617)
   -------------------------------------------------------------------------------------------

   Insured Ohio       6/04             165 U.S. Treasury Bond     Short          $   (380,975)
   -------------------------------------------------------------------------------------------

   Insured
   Pennsylvania       6/04             96 U.S. Treasury Bond      Short          $   (220,908)
   -------------------------------------------------------------------------------------------

   At March 31, 2004, each Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE INSURED MUNICIPAL BOND FUNDS
DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

EATON VANCE INSURED MUNICIPAL BOND FUNDS
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

   This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

   The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                     -----------------------------------------------------------
                     Please print exact name on account


                     -----------------------------------------------------------
                     Shareholder signature                          Date


                     -----------------------------------------------------------
                     Shareholder signature                          Date

                     Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

   YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

   THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING
   ADDRESS:

              Eaton Vance Insured Municipal Bond Funds
              c/o PFPC Inc.
              P.O. Box 43027
              Providence, RI 02940-3027
              800-331-1710

   NUMBER OF EMPLOYEES

   Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

   NUMBER OF SHAREHOLDERS

   As of March 31, 2004, our records indicate that there are 32, 11, 9, 7, 9, 9, 20, 23 and 56 registered shareholders for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively, and approximately 4,700, 1,500, 1,200, 900, 900, 1,500, 1,300, 1,400 and 1,900 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

   If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

              Eaton Vance Distributors, Inc.
              The Eaton Vance Building
              255 State Street
              Boston, MA 02109
              1-800-225-6265

   AMERICAN STOCK EXCHANGE SYMBOLS

   Insured Municipal Fund II        EIV
   Insured California Fund II       EIA
   Insured Florida Fund             EIF
   Insured Massachusetts Fund       MAB
   Insured Michigan Fund            MIW
   Insured New Jersey Fund          EMJ
   Insured New York Fund II         NYH
   Insured Ohio Fund                EIO
   Insured Pennsylvania Fund        EIP

EATON VANCE INSURED MUNICIPAL BOND FUNDS
INVESTMENT MANAGEMENT

EATON VANCE INSURED MUNICIPAL BOND FUNDS

                    OFFICERS

                    Thomas J. Fetter
                    President and Portfolio Manager of
                    Insured Municipal Bond Fund II,
                    Insured New York Municipal Bond
                    Fund II and Insured Ohio Municipal
                    Bond Fund

                    James B. Hawkes
                    Vice President and Trustee

                    William H. Ahern, Jr.
                    Vice President and Portfolio Manager of
                    Insured Michigan Municipal Bond Fund

                    Cynthia J. Clemson
                    Vice President and Portfolio Manager
                    of Insured California Municipal Bond
                    Fund II, Insured Florida Municipal
                    Bond Fund and Insured Pennsylvania
                    Municipal Bond Fund

                    Robert B. MacIntosh
                    Vice President and Portfolio Manager
                    of Insured Massachusetts Municipal
                    Bond Fund and Insured New Jersey
                    Municipal Bond Fund

                    James L O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary

                    TRUSTEES

                    Samuel L. Hayes, III

                    William H. Park

                    Ronald A. Pearlman

                    Norton H. Reamer

                    Lynn A. Stout

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE INSURED MUNICIPAL BOND FUNDS
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                    PFPC INC.
                 Attn: Eaton Vance Insured Municipal Bond Funds
                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 (800) 331-1710


                    EATON VANCE INSURED MUNICIPAL BOND FUNDS
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

1557-5/04                                                              9IMBIISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED MUNICIPAL BOND FUND II

By:     /s/ Thomas J. Fetter
       -----------------------------------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       -----------------------------------------------
       James L. O'Connor
       Treasurer


Date:  May 20, 2004
       ------------


By:     /s/ Thomas J. Fetter
       -----------------------------------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED CALIFORNIA II MUNICIPAL BOND FUND

By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  May 20, 2004
       ------------


By:     /S/ Thomas J. Fetter
       ---------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED FLORIDA MUNICIPAL BOND FUND

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  May 20, 2004
       ------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED MASSACHUSETTS MUNICIPAL BOND FUND

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  May 20, 2004
       ------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED MICHIGAN MUNICIPAL BOND FUND


By:     /S/ Thomas J. Fetter
        --------------------
        Thomas J. Fetter
        President


Date:   May 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /S/ James L. O'Connor
        ---------------------
        James L. O'Connor
        Treasurer


Date:   May 20, 2004


By:     /S/ Thomas J. Fetter
        --------------------
        Thomas J. Fetter
        President


Date:   May 20, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED NEW JERSEY MUNICIPAL BOND FUND


By:     S/ Thomas J. Fetter
        -------------------
        Thomas J. Fetter
        President


Date:  May 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /S/ James L. O'Connor
        ---------------------
        James L. O'Connor
        Treasurer


Date:   May 20, 2004


By:     /S/ Thomas J. Fetter
        --------------------
        Thomas J. Fetter
        President


Date:    May 20, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND II

By:       /s/ Thomas J. Fetter
        -------------------------------------------
        Thomas J. Fetter
        President


Date:   May 20, 2004
        ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James L. O'Connor
        -------------------------------------------
        James L. O'Connor
        Treasurer


Date:   May 20, 2004
        ------------


By:      /s/ Thomas J. Fetter
        --------------------------------------------------
        Thomas J. Fetter
        President


Date:  May 20, 2004
       ------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED OHIO MUNICIPAL BOND FUND

By:     /s/ Thomas J. Fetter
        --------------------
        Thomas J. Fetter
        President


Date:   May 20, 2004
        ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
        ---------------------
        James L. O'Connor
        Treasurer


Date:   May 20, 2004
        ------------

By:     /s/ Thomas J. Fetter
        --------------------
        Thomas J. Fetter
        President


Date:  May 20, 2004
       ------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INSURED PENNSYLVANIA MUNICIPAL BOND FUND


By:     /S/ Thomas J. Fetter
        --------------------
        Thomas J. Fetter
        President


Date:  May 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /S/ James L. O'Connor
        ---------------------
        James L. O'Connor
        Treasurer


Date:   May 20, 2004


By:     /S/ Thomas J. Fetter
        --------------------
        Thomas J. Fetter
        President


Date:   May 20, 2004